UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07064

The Target Portfolio Trust

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 10/31/2011

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2011 (unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.0%
Advertising — 0.2%
42,680	Interpublic Group of Cos., Inc. (The)	$ 418,691

Aerospace & Defense — 0.3%
6,355	Goodrich Corp.	604,615

Agriculture/Heavy Equipment — 2.1%
60,998	Monsanto Co.	4,482,133

Auto Parts and Equipment — 0.4%
22,110	Johnson Controls, Inc.	816,964

Beverages — 1.9%
13,970	Coca-Cola Co. (The)	950,099
42,249	Diageo PLC (United Kingdom)	859,378
21,924	Green Mountain Coffee Roasters, Inc.*(a)	2,279,000

		4,088,477

Biotechnology — 1.8%
12,920	Alexion Pharmaceuticals, Inc.*(a)	733,856
23,617	Biogen Idec, Inc.*	2,405,864
10,760	Celgene Corp.*	638,068

		3,777,788

Broadcasting — 0.2%
8,710	Discovery Communications, Inc. (Class A Stock)*	346,658

Building Materials — 0.2%
12,070	Owens Corning*	429,451

Business Services — 0.5%
3,490	MasterCard, Inc. (Class A Stock)	1,058,342

Chemicals — 6.1%
6,250	Airgas, Inc.	429,375
13,140	Celanese Corp. (Class A Stock)	724,408
112,646	Dow Chemical Co. (The)	3,927,966
37,665	PPG Industries, Inc.	3,171,393
46,071	Praxair, Inc.	4,774,799

		13,027,941

Commercial Banks — 1.7%
15,439	PNC Financial Services Group, Inc.	838,183
106,874	U.S. Bancorp	2,785,137

		3,623,320

Commercial Services — 0.9%
5,930	FleetCor Technologies, Inc.*	175,765
9,410	Moody’s Corp.(a)	335,090
19,363	Sotheby’s(a)	820,023
19,900	Verisk Analytics, Inc. (Class A Stock)*	662,670

		1,993,548

Computer Hardware — 5.7%
28,117	Apple, Inc.*	10,979,126
7,190	International Business Machines Corp.	1,307,502

		12,286,628

Computer Services & Software — 3.8%
14,950	Accenture PLC (Class A Stock) (Ireland)	884,143
19,906	Amazon.com, Inc.*	4,429,483
12,090	Cognizant Technology Solutions Corp. (Class A Stock)*	844,728

12,881	salesforce.com, Inc.*	1,864,010

		8,022,364

Computers & Peripherals — 1.1%
92,230	EMC Corp.*	2,405,358

Cosmetics & Toiletries — 1.1%
8,560	Colgate-Palmolive Co.(a)	722,293
16,136	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	1,692,827

		2,415,120

Distribution/Wholesale — 0.3%
372,000	Li & Fung Ltd. (Bermuda)	618,588

Diversified Financial Services — 0.7%
11,030	Affiliated Managers Group, Inc.*	1,150,760
2,387	BlackRock, Inc.	425,984

		1,576,744

Electronic Components — 0.7%
24,200	Thermo Fisher Scientific, Inc.*	1,454,178

Electronics — 1.2%
62,025	Agilent Technologies, Inc.*	2,614,974

Engineering/Construction — 0.5%
15,230	Fluor Corp.	967,562

Entertainment & Leisure — 0.2%
6,960	Carnival Corp. (Panama)	231,768
5,700	Las Vegas Sands Corp.*	268,926

		500,694

Environmental Services — 0.3%
8,640	Republic Services, Inc.	250,819
5,450	Stericycle, Inc.*	447,554

		698,373

Financial Services — 1.9%
3,170	Goldman Sachs Group, Inc. (The)	427,855
6,460	JPMorgan Chase & Co.	261,307
39,342	Visa, Inc. (Class A Stock)	3,365,315

		4,054,477

Food — 0.2%
6,150	Danone (France)	438,464

Hand/Machine Tools — 0.2%
6,780	Stanley Black & Decker, Inc.	445,921

Healthcare Products — 0.8%
6,093	Becton, Dickinson and Co.	509,436
2,770	Cooper Cos., Inc. (The)	211,877
15,760	Covidien PLC (Ireland)	800,450
3,420	IDEXX Laboratories, Inc.*(a)	283,655

		1,805,418

Healthcare Services — 0.2%
5,870	Aetna, Inc.	243,546
4,890	UnitedHealth Group, Inc.	242,691

		486,237

Holding Companies — Diversified — 0.2%
2,023	LVMH Moet Hennessy Louis Vuitton SA (France)	370,803

Hotels, Restaurants & Leisure — 3.3%
45,594	McDonald’s Corp.	3,942,969
20,567	Wynn Resorts Ltd.	3,160,737

		7,103,706

Internet — 3.1%
32,093	Baidu, Inc., ADR (Cayman Islands)*	5,040,847

2,310	LinkedIn Corp. (Class A Stock)*(a)	233,379
630	Netflix, Inc.*	167,574
32,982	Youku.com, Inc., ADR (Cayman Islands)*(a)	1,217,366

		6,659,166

Internet Software & Services — 7.8%
6,909	Google, Inc. (Class A Stock)*	4,170,894
207,183	Oracle Corp.	6,335,656
10,952	priceline.com, Inc.*	5,888,343
10,490	VeriSign, Inc.	327,393

		16,722,286

Investment Company — 0.7%
2,019,000	Hutchison Port Holdings Trust (Singapore)*	1,534,440

Machinery & Equipment — 2.3%
19,177	Cummins, Inc.	2,011,284
2,350	Joy Global, Inc.	220,712
37,961	Rockwell Automation, Inc.	2,724,081

		4,956,077

Media — 4.1%
61,650	British Sky Broadcasting Group PLC (United Kingdom)	720,508
28,590	Comcast Corp. (Special Class A Stock)	667,291
13,530	DIRECTV (Class A Stock)*(a)	685,700
121,997	Time Warner, Inc.(a)	4,289,415
28,870	Viacom, Inc. (Class B Stock)	1,397,885
26,940	Walt Disney Co. (The)	1,040,423

		8,801,222

Metals & Mining — 2.8%
24,471	Freeport-McMoRan Copper & Gold, Inc.	1,295,984
28,939	Precision Castparts Corp.	4,670,176

		5,966,160

Miscellaneous Manufacturers — 4.1%
94,679	Danaher Corp.	4,649,686
56,099	Eaton Corp.	2,689,947
20,200	Honeywell International, Inc.	1,072,620
3,930	Polypore International, Inc.*	267,240

		8,679,493

Oil & Gas Services — 3.7%
21,210	Cameron International Corp.*	1,186,488
11,070	Dresser-Rand Group, Inc.*	591,359
5,730	FMC Technologies, Inc.*	261,288
19,344	National Oilwell Varco, Inc.	1,558,546
44,995	Occidental Petroleum Corp.	4,417,609

		8,015,290

Oil, Gas & Consumable Fuels — 5.4%
11,966	Anadarko Petroleum Corp.	987,913
3,442	Apache Corp.	425,844
3,080	Cabot Oil & Gas Corp.	228,166
19,612	Continental Resources, Inc.*(a)	1,345,187
7,880	EOG Resources, Inc.	803,760
8,460	EQT Corp.	537,041
87,091	Halliburton Co.	4,766,491
6,050	Newfield Exploration Co.*	407,891
7,690	Noble Energy, Inc.	766,539
15,050	Schlumberger Ltd. (Netherlands)	1,360,069

		11,628,901

Pharmaceuticals — 2.6%
14,910	Abbott Laboratories	765,181
6,020	Allergan, Inc.	489,486
19,100	AmerisourceBergen Corp.	731,721
11,340	Express Scripts, Inc.*	615,309

33,938	Mead Johnson Nutrition Co.	2,422,155
12,550	Teva Pharmaceutical Industries Ltd., ADR (Israel)	585,332

		5,609,184

Real Estate — 0.2%
5,380	Jones Lang LaSalle, Inc.	457,946

Retail — 3.3%
9,810	Costco Wholesale Corp.(a)	767,633
9,970	Dollar General Corp.*(a)	313,656
3,029	Inditex SA (Spain)	273,891
16,246	O’Reilly Automotive, Inc.*	966,637
7,770	PetSmart, Inc.	334,265
2,820	PVH Corp.	201,771
6,430	Ross Stores, Inc.	487,201
93,725	Starbucks Corp.	3,757,435

		7,102,489

Retail & Merchandising — 7.4%
5,730	Abercrombie & Fitch Co. (Class A Stock)	418,978
481,332	Cie Financiere Richemont SA, ADR (Switzerland)	3,075,711
12,640	Kohl’s Corp.	691,534
24,790	Target Corp.	1,276,437
38,444	Tiffany & Co.	3,059,758
85,909	TJX Cos., Inc. (The)	4,750,768
14,290	Urban Outfitters, Inc.*(a)	464,997
37,937	Yum! Brands, Inc.	2,003,832

		15,742,015

Semiconductors — 0.6%
39,799	Advanced Micro Devices, Inc.*(a)	292,125
13,947	ASML Holding NV (Netherlands)(a)	497,210
15,500	Broadcom Corp. (Class A Stock)	574,585

		1,363,920

Software — 2.1%
19,070	Autodesk, Inc.*	656,008
7,950	Cerner Corp.*(a)	528,596
21,690	Check Point Software Technologies Ltd. (Israel)*(a)	1,250,429
6,010	MSCI, Inc. (Class A Stock)*	213,295
37,792	Red Hat, Inc.*	1,590,287
4,420	VeriFone Systems, Inc.*(a)	174,015

		4,412,630

Telecommunications — 2.2%
17,062	Acme Packet, Inc.*	1,005,293
32,300	American Tower Corp. (Class A Stock)*	1,696,719
6,590	JDS Uniphase Corp.*	86,658
33,783	QUALCOMM, Inc.	1,850,633

		4,639,303

Textiles, Apparel & Luxury Goods — 3.0%
34,467	Coach, Inc.	2,225,189
46,357	NIKE, Inc. (Class B Stock)	4,179,084

		6,404,273

Tobacco — 0.4%
12,460	Philip Morris International, Inc.	886,778

Transportation — 2.4%
19,730	CSX Corp.	484,766
14,230	Expeditors International of Washington, Inc.	679,056
10,300	Kansas City Southern*(a)	611,305

32,988	Union Pacific Corp.	3,380,610

		5,155,737

Utilities — 0.1%
1,900	First Solar, Inc.*(a)	224,637

	TOTAL COMMON STOCKS (cost $158,135,620)	207,895,484

PREFERRED STOCKS — 1.3%
Commercial Banks — 0.9%
92,600	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	1,886,262

Financial - Bank & Trust — 0.4%
35,375	Wells Fargo & Co., Series J, 8.00%	981,656

	TOTAL PREFERRED STOCKS (cost $2,775,847)	2,867,918

	TOTAL LONG-TERM INVESTMENTS (cost $160,911,467)	210,763,402

SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
22,502,025	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,502,025; includes $18,822,701 of cash collateral for securities on loan)(b)(w)	22,502,025

	TOTAL INVESTMENTS(o) — 108.8% (cost $183,413,492)(p)	233,265,427
	Liabilities in excess of other assets — (8.8)%	(18,964,185)

	NET ASSETS — 100%	$214,301,242

The following abbreviations are used in the Portfolio descriptions:

ADR      American Depositary Receipt

PRFC    Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,301,184; cash collateral of $18,822,701 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of July 31, 2011, 4 securities representing $1,942,536 and 0.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $190,045,883; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,219,544 (gross unrealized appreciation $46,764,384; gross unrealized depreciation $3,544,840). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$205,952,948	$1,942,536	$—
Preferred Stocks	2,867,918	—	—
Affiliated Money Market Mutual Fund	22,502,025	—	—

Total	$231,322,891	$1,942,536	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Aerospace & Defense — 4.2%
8,297	Boeing Co. (The)	$ 584,689
14,500	Embraer SA, ADR (Brazil)	428,040
8,256	General Dynamics Corp.	562,564
1,983	Huntington Ingalls Industries, Inc.*	66,391
31,166	Lockheed Martin Corp.	2,360,201
50,994	Northrop Grumman Corp.	3,085,647
19,481	United Technologies Corp.	1,613,806

		8,701,338

Air Freight & Logistics — 0.2%
5,000	FedEx Corp.	434,400

Auto Parts and Equipment — 0.2%
9,900	Magna International, Inc. (Canada)	482,823

Automobile — 0.2%
11,400	Harley-Davidson, Inc.	494,646

Beverages — 1.1%
26,500	Molson Coors Brewing Co. (Class B Stock)(a)	1,193,825
16,502	PepsiCo, Inc.	1,056,788

		2,250,613

Biotechnology — 0.7%
20,621	Amgen, Inc.*	1,127,969
5,900	Gilead Sciences, Inc.*	249,924

		1,377,893

Capital Markets — 1.9%
21,301	Goldman Sachs Group, Inc. (The)	2,874,996
21,300	Morgan Stanley	473,925
12,500	State Street Corp.	518,375

		3,867,296

Chemicals — 0.9%
5,004	Air Products & Chemicals, Inc.	444,005
8,508	BASF SE, ADR (Germany)	770,995
6,500	PPG Industries, Inc.	547,300

		1,762,300

Commercial Banks — 6.5%
55,007	Fifth Third Bancorp	695,839
13,705	HSBC Holdings PLC, ADR (United Kingdom)	669,763
82,510	KeyCorp	663,380
59,769	PNC Financial Services Group, Inc.	3,244,859
87,700	Regions Financial Corp.(a)	534,093
24,753	SunTrust Banks, Inc.	606,201
37,129	U.S. Bancorp	967,582

215,854	Wells Fargo & Co.	6,030,961

		13,412,678

Computer Services & Software — 0.6%
22,241	Accenture PLC (Class A Stock) (Ireland)	1,315,333

Computers — 0.9%
4,744	Apple, Inc.*	1,852,437

Computers & Peripherals — 1.2%
70,800	Hewlett-Packard Co.(a)	2,489,328

Consumer Finance — 0.3%
14,400	Capital One Financial Corp.(a)	688,320

Diversified Financial Services — 6.2%
27,503	American Express Co.	1,376,250
290,369	Bank of America Corp.	2,819,483
72,396	Citigroup, Inc.	2,775,663
144,670	JPMorgan Chase & Co.	5,851,901

		12,823,297

Diversified Telecommunication Services — 3.2%
111,840	AT&T, Inc.	3,272,438
31,200	CenturyLink, Inc.	1,157,832
59,812	Verizon Communications, Inc.(a)	2,110,766

		6,541,036

Electric Utilities — 3.8%
58,128	American Electric Power Co., Inc.	2,142,598
55,900	Edison International	2,128,113
44,100	Exelon Corp.	1,943,487
11,001	PG&E Corp.	455,771
38,052	PPL Corp.	1,061,651

		7,731,620

Electronic Components & Equipment — 0.3%
11,001	Thermo Fisher Scientific, Inc.*	661,050

Electronic Equipment, Instrument & Components — 0.4%
21,125	TE Connectivity Ltd. (Switzerland)	727,334

Energy Equipment & Services — 1.1%
19,500	Diamond Offshore Drilling, Inc.(a)	1,322,685
18,702	Sempra Energy	948,004

		2,270,689

Financial Services — 0.3%
11,826	Ameriprise Financial, Inc.	639,787

Food & Staples Retailing — 3.2%
90,848	CVS Caremark Corp.	3,302,325
69,500	Safeway, Inc.(a)	1,401,815
37,203	Wal-Mart Stores, Inc.	1,960,970

		6,665,110

Food Products — 1.9%
24,700	ConAgra Foods, Inc.	632,567
36,478	Kraft Foods, Inc. (Class A Stock)	1,254,114
18,860	Nestle SA, ADR (Switzerland)	1,202,325
24,753	Unilever NV (Netherlands)	803,977

		3,892,983

Healthcare Equipment & Supplies — 0.2%
12,000	Medtronic, Inc.	432,600

Healthcare Products — 0.5%
18,702	Covidien PLC (Ireland)	949,874

Healthcare Providers & Services — 1.9%
24,300	CIGNA Corp.	1,209,411
41,559	UnitedHealth Group, Inc.	2,062,573

8,243	WellPoint, Inc.	556,815

		3,828,799

Hotels, Restaurants & Leisure — 1.4%
20,627	Carnival Corp. (Panama)	686,879
24,320	McDonald’s Corp.	2,103,194

		2,790,073

Household Products — 0.5%
16,700	Kimberly-Clark Corp.	1,091,512

Industrial Conglomerates —1.5%
167,062	General Electric Co.	2,992,080

Insurance — 6.7%
7,426	ACE Ltd. (Switzerland)	497,394
27,587	Aflac, Inc.	1,270,657
98,500	Allstate Corp. (The)	2,730,420
80,200	Genworth Financial, Inc. (Class A Stock)*	667,264
36,029	Lincoln National Corp.	954,769
14,900	Loews Corp.	594,063
21,400	Marsh & McLennan Cos., Inc.	631,086
87,711	MetLife, Inc.	3,614,570
20,100	Travelers Cos., Inc. (The)	1,108,113
10,400	Unum Group	253,656
68,185	XL Group PLC (Ireland)	1,399,156

		13,721,148

IT Services — 1.5%
17,107	International Business Machines Corp.	3,110,908

Machinery — 0.8%
22,900	PACCAR, Inc.	980,349
7,400	Parker Hannifin Corp.	584,748

		1,565,097

Media — 2.8%
28,200	CBS Corp. (Class B Stock)	771,834
30,254	Comcast Corp. (Class A Stock)	726,701
59,000	Comcast Corp. (Special Class A Stock)	1,377,060
11,001	Time Warner Cable, Inc.	806,483
29,400	Time Warner, Inc.(a)	1,033,704
27,501	Walt Disney Co. (The)	1,062,089

		5,777,871

Metals & Mining — 2.0%
15,952	BHP Billiton Ltd., ADR (Australia)(a)	1,460,405
51,403	Freeport-McMoRan Copper & Gold, Inc.	2,722,303

		4,182,708

Miscellaneous Manufacturers — 0.5%
19,279	Illinois Tool Works, Inc.	960,094

Multi-Utilities — 1.4%
12,400	Dominion Resources, Inc.(a)	600,780
70,991	Public Service Enterprise Group, Inc.	2,324,955

		2,925,735

Multiline Retail — 1.0%
42,400	J.C. Penney Co., Inc.(a)	1,304,224
13,752	Kohl’s Corp.	752,372

		2,056,596

Office Electronics — 0.6%
133,700	Xerox Corp.	1,247,421

Oil, Gas & Consumable Fuels — 12.8%
27,702	Apache Corp.	3,427,291
35,900	Chesapeake Energy Corp.(a)	1,233,165
22,500	Chevron Corp.	2,340,450

86,904	ConocoPhillips	6,256,219
25,303	Exxon Mobil Corp.	2,018,926
20,567	Hess Corp.	1,410,074
40,700	Marathon Oil Corp.	1,260,479
23,928	Occidental Petroleum Corp.	2,349,251
40,678	Peabody Energy Corp.	2,337,765
30,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	2,261,055
19,000	Total SA, ADR (France)(a)	1,027,330
18,300	Valero Energy Corp.	459,696

		26,381,701

Pharmaceuticals — 8.5%
21,200	Abbott Laboratories	1,087,984
79,500	Eli Lilly & Co.	3,044,850
63,797	Johnson & Johnson	4,133,408
89,364	Merck & Co., Inc.	3,049,993
12,800	Novartis AG, ADR (Switzerland)(a)	783,360
249,986	Pfizer, Inc.	4,809,731
13,400	Sanofi, ADR (France)	519,250

		17,428,576

Railroads — 0.7%
14,716	Union Pacific Corp.	1,508,096

Real Estate Investment Trusts — 1.9%
104,500	Annaly Capital Management, Inc.(a)	1,753,510
5,501	AvalonBay Communities, Inc.(a)	738,179
6,876	Boston Properties, Inc.	738,207
6,188	Simon Property Group, Inc.	745,716

		3,975,612

Retail & Merchandising — 1.1%
16,514	Target Corp.	850,306
24,203	TJX Cos., Inc. (The)	1,338,426

		2,188,732

Semiconductors & Semiconductor Equipment — 0.3%
26,600	Intel Corp.	593,978

Software — 4.3%
76,358	CA, Inc.	1,702,783
200,828	Microsoft Corp.	5,502,687
51,949	Oracle Corp.	1,588,601

		8,794,071

Specialty Retail — 1.1%
88,000	Gap, Inc. (The)(a)	1,697,520
18,311	Home Depot, Inc. (The)	639,603

		2,337,123

Textiles, Apparel & Luxury Goods — 0.1%
9,800	Jones Group, Inc. (The)	126,812

Tobacco — 0.9%
20,900	Altria Group, Inc.	549,670

17,752	Philip Morris International, Inc.	1,263,410

		1,813,080

Wireless Telecommunication Services — 1.3%
98,629	Vodafone Group PLC, ADR (United Kingdom)	2,771,475

	TOTAL LONG-TERM INVESTMENTS (cost $164,020,382)	196,634,083

SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
29,639,190	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,639,190; includes $21,329,176 of cash collateral for securities on loan)(b)(w)	29,639,190

	TOTAL INVESTMENTS — 110.0% (cost $193,659,572)(p)	226,273,273
	Liabilities in excess of other assets — (10.0)%	(20,519,420)

	NET ASSETS — 100%	$205,753,853

The following abbreviation is used in the Portfolio descriptions:

ADR American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,547,783; cash collateral of $21,329,176 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $204,631,078; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,642,195 (gross unrealized appreciation $26,381,923; gross unrealized depreciation $4,739,728). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$196,634,083	$—	$—
Affiliated Money Market Mutual Fund	29,639,190	—	—

Total	$226,273,273	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 1.6%
28,704	Triumph Group, Inc.(a)	$ 1,545,423

Airlines — 0.7%
152,289	JetBlue Airways Corp.*(a)	729,464

Automotive Parts — 3.2%
76,072	Meritor, Inc.*(a)	1,026,972
34,281	WABCO Holdings, Inc.*	2,161,417

		3,188,389

Biotechnology — 1.0%
7,528	Regeneron Pharmaceuticals, Inc.*(a)	399,436
33,727	Seattle Genetics, Inc.*(a)	574,371

		973,807

Building Materials — 1.2%
31,821	Texas Industries, Inc.(a)	1,228,609

Chemicals — 3.3%
89,454	Huntsman Corp.	1,708,572
25,969	Intrepid Potash, Inc.*(a)	863,469
15,895	Quaker Chemical Corp.	644,383

		3,216,424

Commercial Banks — 0.5%
11,685	UMB Financial Corp.	484,928

Commercial Services — 8.1%
30,213	Acacia Research - Acacia Technologies*	1,296,742
73,295	Geo Group, Inc. (The)*	1,524,536
66,030	Monster Worldwide, Inc.*	775,192
30,762	PAREXEL International Corp.*(a)	631,544
28,644	Sotheby’s(a)	1,213,073
32,887	SuccessFactors, Inc.*(a)	887,949
48,920	Waste Connections, Inc.	1,577,181

		7,906,217

Computer Hardware — 1.9%
64,953	Radiant Systems, Inc.*	1,831,025

Computer Services & Software — 3.7%
21,863	3D Systems Corp.*(a)	468,087
21,573	ANSYS, Inc.*	1,091,594
67,760	Fortinet, Inc.*(a)	1,376,883
22,706	Riverbed Technology, Inc.*	650,073

		3,586,637

Consumer Durables — 0.4%
22,629	Skullcandy, Inc.*(a)	436,287

Diversified Financial Services — 1.5%
39,651	Duff & Phelps Corp. (Class A Stock)	451,625
28,252	optionsXpress Holdings, Inc.	426,605
14,685	Stifel Financial Corp.*	557,443

		1,435,673

Electronic Components — 4.6%
28,458	Coherent, Inc.*	1,366,838
11,286	Gentex Corp.(a)	319,845
16,787	OYO Geospace Corp.*(a)	1,702,705

46,828	Universal Electronics, Inc.*	1,096,244

		4,485,632

Electronic Components & Equipment — 2.9%
9,597	Cymer, Inc.*	422,556
104,124	GrafTech International Ltd.*	2,005,428
13,497	Universal Display Corp.*(a)	403,695

		2,831,679

Entertainment & Leisure — 3.8%
35,455	Bally Technologies, Inc.*	1,397,991
62,862	Pinnacle Entertainment, Inc.*	907,099
153,576	Shuffle Master, Inc.*	1,431,328

		3,736,418

Food — 1.1%
29,665	Fresh Market, Inc. (The)*(a)	1,053,998

Hand/Machine Tools — 1.0%
16,061	Regal-Beloit Corp.(a)	973,778

Healthcare Services — 2.6%
7,033	Air Methods Corp.*	493,013
37,205	Centene Corp.*	1,220,696
38,254	ICON PLC, ADR (Ireland)*	854,212

		2,567,921

Home Furnishings — 1.5%
42,748	DTS, Inc.*	1,484,211

Hotels & Motels — 0.8%
77,033	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	761,856

Internet Services — 3.3%
5,038	Pandora Media, Inc.*(a)	76,024
136,989	Sapient Corp.*(a)	1,906,887
49,359	TIBCO Software, Inc.*	1,285,308

		3,268,219

Medical Supplies & Equipment — 8.4%
40,265	ArthroCare Corp.*	1,330,758
54,011	Bruker Corp.*(a)	930,069
27,581	Cepheid, Inc.*(a)	1,041,459
44,379	Delcath Systems, Inc.*(a)	197,487
20,168	Quality Systems, Inc.(a)	1,842,549
26,447	Sirona Dental Systems, Inc.*	1,337,689
46,458	Thoratec Corp.*	1,565,170

		8,245,181

Metal Fabricate/Hardware — 1.6%
47,525	RTI International Metals, Inc.*(a)	1,524,127

Metals & Mining — 2.6%
21,893	Cloud Peak Energy, Inc.*	488,214
32,468	Northwest Pipe Co.*	975,663
62,887	Titanium Metals Corp.	1,118,760

		2,582,637

Oil & Gas Services — 1.7%
57,374	Oasis Petroleum, Inc.*(a)	1,694,828

Oil, Gas & Consumable Fuels — 3.7%
44,184	Lufkin Industries, Inc.	3,600,112

Pharmaceuticals — 4.3%
33,926	BioMarin Pharmaceutical, Inc.*(a)	1,059,509
18,901	Catalyst Health Solutions, Inc.*	1,238,582
16,562	Herbalife Ltd. (Cayman Islands)	922,835

25,617	Salix Pharmaceuticals Ltd.*(a)	993,427

		4,214,353

Real Estate Investment Trust — 0.8%
53,701	Redwood Trust, Inc.(a)	769,535

Restaurants — 2.5%
38,063	BJ’s Restaurants, Inc.*(a)	1,764,981
11,064	Buffalo Wild Wings, Inc.*(a)	702,896
840	Dunkin’ Brands Group, Inc.*	24,301

		2,492,178

Retail — 10.0%
46,415	Cash America International, Inc.(a)	2,597,384
35,859	Chico’s FAS, Inc.	541,112
74,429	Genesco, Inc.*	3,855,422
63,355	Vitamin Shoppe, Inc.*	2,759,744

		9,753,662

Retail & Merchandising — 1.4%
7,605	EZCORP, Inc. (Class A Stock)*	253,094
28,809	Steven Madden Ltd.*(a)	1,097,623

		1,350,717

Semiconductors — 3.3%
31,859	Netlogic Microsystems, Inc.*(a)	1,100,729
83,308	Teradyne, Inc.*(a)	1,123,825
24,827	Veeco Instruments, Inc.*(a)	987,866

		3,212,420

Software — 6.4%
49,537	Allscripts Healthcare Solutions, Inc.*(a)	899,097
125,970	Compuware Corp.*	1,216,870
24,516	Informatica Corp.*	1,253,503
43,564	MedAssets, Inc.*	551,956
19,423	Medidata Solutions, Inc.*	396,812
37,483	Progress Software Corp.*	903,340
35,521	QLIK Technologies, Inc.*(a)	1,076,641

		6,298,219

Telecommunications — 1.3%
34,992	NICE Systems Ltd., ADR (Israel)*	1,249,914

Transportation — 2.3%
22,815	Atlas Air Worldwide Holdings, Inc.*	1,195,278
22,603	Landstar System, Inc.	1,013,744

		2,209,022

	TOTAL LONG-TERM INVESTMENTS (cost $76,012,276)	96,923,500

SHORT-TERM INVESTMENT — 23.4%
AFFILIATED MONEY MARKET MUTUAL FUND
22,952,607	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,952,607; includes $22,054,718 of cash collateral for securities on loan)(b)(w)	22,952,607

	TOTAL INVESTMENTS — 122.4% (cost $98,964,883)(p)	119,876,107
	Liabilities in excess of other assets — (22.4)%	(21,907,185)

	NET ASSETS — 100%	$97,968,922

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,475,280; cash collateral of $22,054,718 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $99,445,833; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,430,274 (gross unrealized appreciation $23,293,777; gross unrealized depreciation $2,863,503). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$96,923,500	$—	$—
Affiliated Money Market Mutual Fund	22,952,607	—	—

Total	$119,876,107	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 93.0%
Aerospace & Defense — 3.5%
133,800	AAR Corp.	$ 3,925,692
66,875	Alliant Techsystems, Inc.(a)	4,362,256
24,248	BE Aerospace, Inc.*	965,071
105,500	Curtiss-Wright Corp.	3,371,780
7,300	Ducommun, Inc.	160,600
48,500	Elbit Systems Ltd. (Israel)(a)	2,274,165
4,200	Esterline Technologies Corp.*	320,754
268,900	Hexcel Corp.*(a)	6,437,466
12,800	Kratos Defense & Security Solutions, Inc.*	139,136
12,900	LMI Aerospace, Inc.*	296,571
102,075	Moog, Inc. (Class A Stock)*(a)	4,179,971
120,288	Teledyne Technologies, Inc.*	6,523,218
47,672	Triumph Group, Inc.(a)	2,566,661

		35,523,341

Airlines — 0.4%
10,100	Alaska Air Group, Inc.*(a)	617,312
46,400	JetBlue Airways Corp.*(a)	222,256
46,400	Republic Airways Holdings, Inc.*(a)	200,912
214,300	SkyWest, Inc.	2,755,898
72,700	US Airways Group, Inc.*(a)	453,648

		4,250,026

Auto Components — 0.3%
83,550	Tenneco, Inc.*	3,336,987

Auto Parts and Equipment
11,200	Superior Industries International, Inc.	226,688

Auto Related — 0.1%
80,933	Cooper Tire & Rubber Co.	1,364,530

Banks — 1.4%
1,590	1st Source Corp.	36,649
1,900	Bank of the Ozarks, Inc.	98,705
1,200	Camden National Corp.	38,364
70,582	Cardinal Financial Corp.	757,345
8,400	Cathay General Bancorp	116,424
3,400	Chemical Financial Corp.	64,498
6,700	City Holding Co.	209,509
9,500	CoBiz Financial, Inc.	58,425
4,100	Columbia Banking System, Inc.	72,201
2,637	Comerica, Inc.	84,462
3,900	Community Bank System, Inc.	98,124
6,500	Community Trust Bancorp, Inc.	176,280
4,600	Dime Community Bancshares, Inc.	64,630
5,400	East West Bancorp, Inc.(a)	100,224
7,200	Financial Institutions, Inc.	120,744
65,128	First Financial Bancorp	1,042,699
18,200	First Niagara Financial Group, Inc.	222,950
59,962	Hancock Holding Co.	1,975,748
53,100	Hanmi Financial Corp.*	56,286
28,258	IBERIABANK Corp.	1,440,310
6,500	Independent Bank Corp.(a)	172,575
3,600	Lakeland Financial Corp.	81,180
10,100	MainSource Financial Group, Inc.	93,324
5,300	Nara Bancorp, Inc.*	42,559
22,400	Oriental Financial Group, Inc. (Puerto Rico)	278,208
3,800	Peoples Bancorp, Inc.	45,334
29,700	Pinnacle Financial Partners, Inc.*(a)	452,925

2,551	Republic Bancorp, Inc. (Class A Stock)	46,199
10,700	Sierra Bancorp	123,264
14,275	Signature Bank*(a)	844,509
1,900	Simmons First National Corp. (Class A Stock)	45,904
4,369	Southside Bancshares, Inc.	86,637
18,400	Southwest Bancorp, Inc.*	114,080
2,600	State Bancorp, Inc.	33,800
108,630	TCF Financial Corp.	1,381,774
200	Tower Bancorp, Inc.	5,298
300	Trico Bancshares	4,446
125,100	United Bankshares, Inc.(a)	2,984,886
2,600	Washington Trust Bancorp, Inc.	59,228
4,500	WesBanco, Inc.	92,475
9,200	West Bancorp, Inc.(a)	91,724
4,660	West Coast Bancorp*	75,865
31,100	Wilshire Bancorp, Inc.*	102,630
1,600	WSFS Financial Corp.	63,536

		14,156,937

Beverages — 0.2%
74,700	Embotelladora Andina SA, ADR (Chile)(Class B Stock)	1,994,490

Biotechnology — 0.1%
9,800	Ariad Pharmaceuticals, Inc.*	116,522
3,900	Emergent Biosolutions, Inc.*	80,535
11,400	Incyte Corp.*(a)	198,816
169,500	Lexicon Pharmaceuticals, Inc.*	284,760
3,900	Pacific Biosciences of California, Inc.*(a)	42,939
18,100	RTI Biologics, Inc.*	59,549

		783,121

Broadcasting — 0.1%
28,800	Entercom Communications Corp. (Class A Stock)*	228,672
20,600	LIN TV Corp. (Class A Stock)*	84,460
77,600	McClatchy Co. (The) (Class A Stock)*(a)	174,600

		487,732

Building Materials
5,400	Interline Brands, Inc.*	90,342
1,100	Trex Co., Inc.*	23,188

		113,530

Building Products — 0.5%
58,325	A.O. Smith Corp.	2,418,738
63,325	Lennox International, Inc.	2,341,758

		4,760,496

Business Services — 0.3%
2,500	ABM Industries, Inc.	56,250
64,500	URS Corp.*	2,633,535

		2,689,785

Capital Markets — 1.5%
101,470	Federated Investors, Inc. (Class B Stock)	2,168,414
128,200	Jefferies Group, Inc.	2,424,262
53,300	KBW, Inc.	911,430
207,475	Raymond James Financial, Inc.	6,589,406
86,450	Waddell & Reed Financial, Inc. (Class A Stock)	3,172,715

		15,266,227

Chemicals — 4.2%
20,480	Arch Chemicals, Inc.	965,018
78,900	Cabot Corp.	3,084,990
22,721	Cytec Industries, Inc.	1,272,376
9,300	Fuller (H.B.) Co.	212,598
30,400	Georgia Gulf Corp.*	609,216
51,787	Huntsman Corp.	989,132
108,506	Innophos Holdings, Inc.	5,229,989
45,800	International Flavors & Fragrances, Inc.	2,801,586

600	Kraton Performance Polymers, Inc.*	21,660
106,700	Methanex Corp. (Canada)	3,162,588
19,300	NewMarket Corp.	3,165,586
2,600	Olin Corp.	54,366
36,450	OM Group, Inc.*	1,322,406
19,000	PolyOne Corp.	294,500
4,200	Rockwood Holdings, Inc.*	253,974
157,225	Scotts Miracle-Gro Co. (The) (Class A Stock)	7,933,573
185,850	Sensient Technologies Corp.	6,898,752
11,200	Solutia, Inc.*	240,128
119,500	Valspar Corp. (The)	3,927,965
900	Westlake Chemical Corp.	46,575

		42,486,978

Clothing & Apparel — 0.3%
59,874	G & K Services, Inc. (Class A Stock)	2,039,907
11,800	Iconix Brand Group, Inc.*	275,294
5,800	Maidenform Brands, Inc.*	149,930
3,100	Warnaco Group, Inc. (The)*	165,230

		2,630,361

Commercial Banks — 3.3%
205,850	Associated Banc-Corp.	2,809,852
61,298	BancorpSouth, Inc.(a)	829,975
109,775	Bank of Hawaii Corp.	4,919,018
5,000	Citizens & Northern Corp.	82,300
1,200	CNB Financial Corp.	16,572
48,100	Cullen/Frost Bankers, Inc.	2,591,628
4,400	Enterprise Financial Services Corp.	61,380
600	First Bancorp, Inc.	8,838
17,300	First Busey Corp.	89,787
2,200	First Financial Corp.	72,798
118,718	First Horizon National Corp.	1,067,275
1,200	First of Long Island Corp. (The)	31,884
293,495	FirstMerit Corp.	4,287,962
1,200	German American Bancorp, Inc.	20,124
1,660	Hudson Valley Holding Corp.	35,657
2,000	Merchants Bancshares, Inc.	52,880
167,779	National Penn Bancshares, Inc.	1,348,943
2,600	Orrstown Financial Services, Inc.	49,166
165,500	Prosperity Bancshares, Inc.	6,873,215
2,200	S.Y. Bancorp, Inc.	49,962
18,100	Susquehanna Bancshares, Inc.	136,293
285,183	Trustmark Corp.(a)	6,214,137
89,351	Zions Bancorp.(a)	1,956,787

		33,606,433

Commercial Services — 0.7%
31,100	Cenveo, Inc.*	180,069
2,600	Gartner, Inc.*	95,966
21,300	Lincoln Educational Services Corp.	380,844
3,900	Mac-Gray Corp.	57,330
14,500	Metalico, Inc.*	79,460
173,700	Pharmaceutical Product Development, Inc.	5,007,771
4,500	ServiceSource International, Inc.*	83,970
20,500	Stewart Enterprises, Inc. (Class A Stock)	142,475
6,500	Team, Inc.*	173,875
2,300	TeleTech Holdings, Inc.*	45,517
71,072	TNS, Inc.*	1,201,117
1,600	Zipcar, Inc.*(a)	37,248

		7,485,642

Commercial Services & Supplies — 2.3%
112,900	Brink’s Co. (The)	3,368,936
37,300	Consolidated Graphics, Inc.*	1,924,307
152,050	Corrections Corp. of America*	3,262,993
184,200	Ennis, Inc.	3,230,868

98,900	KAR Auction Services, Inc.*(a)	1,758,442
15,300	Kelly Services, Inc. (Class A Stock)*	239,445
70,475	McGrath RentCorp	1,834,464
11,400	Navigant Consulting, Inc.*	134,178
35,200	PHH Corp.*(a)	660,352
74,970	School Specialty, Inc.*(a)	901,140
57,100	UniFirst Corp.	3,131,935
75,255	Waste Connections, Inc.	2,426,221
1,600	Zillow, Inc.*	51,552

		22,924,833

Communication Equipment
5,600	Tekelec*	43,960

Computer Hardware
7,800	Aspen Technology, Inc.*	120,900
18,800	CIBER, Inc.*	94,376
4,800	Mercury Computer Systems, Inc.*	80,592
7,280	Radisys Corp.*	57,803

		353,671

Computer Services & Software — 1.4%
7,200	Agilysys, Inc.*	68,904
210,484	Brocade Communications Systems, Inc.*	1,153,453
9,200	Electronics for Imaging, Inc.*	158,332
5,000	Fusion-io, Inc.*(a)	148,050
102,200	Global Payments, Inc.	4,845,302
7,600	Imation Corp.*	63,232
13,707	JDA Software Group, Inc.*	383,248
7,000	Mantech International Corp. (Class A Stock)	285,600
2,800	NetScout Systems, Inc.*	42,700
72,814	Parametric Technology Corp.*	1,513,803
3,300	Quest Software, Inc.*	62,634
2,300	Rimage Corp.	34,086
3,700	Semtech Corp.*(a)	86,210
86,725	Super Micro Computer, Inc.*	1,221,955
6,200	SYNNEX Corp.*(a)	175,584
65,590	Synopsys, Inc.*	1,572,192
50,700	Take-Two Interactive Software, Inc.*	683,943
3,300	Unisys Corp.*(a)	68,541
135,283	Xyratex Ltd. (Bermuda)*	1,289,247

		13,857,016

Computers & Peripherals — 0.7%
145,402	Diebold, Inc.	4,396,957
161,625	QLogic Corp.*	2,451,851

		6,848,808

Construction & Engineering — 0.8%
21,900	EMCOR Group, Inc.*	611,448
81,000	KBR, Inc.	2,887,650
125,200	MasTec, Inc.*	2,614,176
56,325	MYR Group, Inc.*	1,368,134
102,301	Orion Marine Group, Inc.*(a)	888,996
1,600	VSE Corp.	33,680

		8,404,084

Construction Materials — 0.1%
52,675	Eagle Materials, Inc.	1,308,974

Consumer Finance — 0.6%
463,600	Advance America Cash Advance Centers, Inc.	3,268,380
64,825	First Cash Financial Services, Inc.*	2,804,978

		6,073,358

Consumer Products & Services — 1.1%
63,111	Central Garden & Pet Co.*	564,212
56,256	Central Garden & Pet Co. (Class A Stock)*(a)	492,803
5,000	GP Strategies Corp.*	64,750

166,000	Helen of Troy Ltd. (Bermuda)*	5,353,500
900	La-Z-Boy, Inc.*	7,893
17,600	Rent-A-Center, Inc.	476,080
65,346	Snap-on, Inc.	3,715,573

		10,674,811

Containers & Packaging — 1.9%
52,800	Graphic Packaging Holding Co.*	261,360
18,070	Greif, Inc. (Class A Stock)	1,103,174
133,542	Packaging Corp of America	3,561,565
55,600	Rock-Tenn Co. (Class A Stock)	3,417,176
216,325	Silgan Holdings, Inc.	8,389,083
71,600	Sonoco Products Co.	2,294,780

		19,027,138

Cosmetics/Personal Care
4,200	Revlon, Inc. (Class A Stock)*	70,728

Distribution/Wholesale
4,400	Brightpoint, Inc.*	39,996
4,500	Core-Mark Holding Co., Inc.*	167,580
4,500	United Stationers, Inc.	144,405

		351,981

Diversified Financial Services — 0.1%
10,700	Artio Global Investors, Inc.(a)	117,700
81,855	Cowen Group, Inc. (Class A Stock)*(a)	323,327
4,200	Edelman Financial Group, Inc.	32,046
101,300	Gleacher & Co., Inc.*	173,223
6,000	Imperial Holdings, Inc.*	58,020
1,600	Marlin Business Services Corp.*	19,968
1,600	Oppenheimer Holdings, Inc. (Class A Stock)	41,408
22,700	SeaCube Container Leasing Ltd. (Bermuda)	329,377
7,600	SWS Group, Inc.	41,420

		1,136,489

Drugs & Healthcare — 0.3%
53,300	Covance, Inc.*(a)	3,051,425

Electric — 0.3%
160,281	Great Plains Energy, Inc.	3,232,868

Electric Utilities — 1.6%
2,800	Central Vermont Public Service Corp.	98,252
2,200	Chesapeake Utilities Corp.	84,942
189,625	Cleco Corp.(a)	6,583,780
106,750	El Paso Electric Co.(a)	3,570,787
33,470	IDACORP, Inc.	1,312,359
3,100	MGE Energy, Inc.	127,348
3,100	UIL Holdings Corp.	98,983
13,400	UniSource Energy Corp.(a)	493,388
148,747	Westar Energy, Inc.	3,839,160

		16,208,999

Electrical Equipment — 1.2%
151,117	Belden, Inc.(a)	5,568,661
103,650	EnerSys*	3,314,727
5,100	Regal-Beloit Corp.(a)	309,213
51,050	Thomas & Betts Corp.*	2,490,219

		11,682,820

Electronic Components — 0.9%
20,525	Cymer, Inc.*	903,716
6,500	Daktronics, Inc.	64,545
205,267	Digital River, Inc.*(a)	5,234,308
4,400	FEI Co.*	145,376

103,318	Portland General Electric Co.	2,560,220

		8,908,165

Electronic Equipment & Instruments — 0.2%
9,525	ScanSource, Inc.*	351,949
44,525	Tech Data Corp.*	2,077,982

		2,429,931

Electronic Equipment, Instrument & Components — 0.6%
224,400	AVX Corp.	3,123,648
136,600	Jabil Circuit, Inc.	2,501,146

		5,624,794

Electronics — 1.5%
4,250	Benchmark Electronics, Inc.*	62,263
186,000	Checkpoint Systems, Inc.*	2,920,200
45,154	Coherent, Inc.*	2,168,747
1,100	DDi Corp.	9,053
168,900	FLIR Systems, Inc.	4,637,994
69,434	Itron, Inc.*(a)	2,988,439
21,702	Littelfuse, Inc.	1,108,755
14,200	TTM Technologies, Inc.*	196,670
33,621	Watts Water Technologies, Inc. (Class A Stock)	1,127,312

		15,219,433

Energy — Alternate Sources
16,500	Green Plains Renewable Energy, Inc.*	180,675
12,000	KiOR, Inc. (Class A Stock)*(a)	173,400
2,000	Solazyme, Inc.*	45,700

		399,775

Energy Equipment & Services — 2.2%
4,300	Complete Production Services, Inc.*	167,184
139,264	Key Energy Services, Inc.*	2,714,255
101,190	Lufkin Industries, Inc.	8,244,961
50,325	Oil States International, Inc.*(a)	4,061,228
59,500	Tidewater, Inc.(a)	3,233,230
55,125	Unit Corp.*	3,308,051

		21,728,909

Entertainment & Leisure — 0.8%
25,100	Isle of Capri Casinos, Inc.*	212,848
130,400	Life Time Fitness, Inc.*(a)	5,445,504
108,756	Scientific Games Corp. (Class A Stock)*	994,030
3,700	Speedway Motorsports, Inc.	50,320
42,980	WMS Industries, Inc.*	1,184,958

		7,887,660

Environmental Services — 0.3%
21,922	Clean Harbors, Inc.*(a)	1,156,386
12,600	Darling International, Inc.*	212,688
65,780	Tetra Tech, Inc.*	1,447,160

		2,816,234

Farming & Agriculture
5,800	Andersons, Inc. (The)	238,438

Financial — Bank & Trust — 0.4%
5,600	Banco Latinoamericano de Comercio Exterior SA (Panama)	99,064
135,731	Boston Private Financial Holdings, Inc.	940,616
28,387	Citizens Republic Bancorp, Inc.*	260,877
1,600	First BanCorp	15,760
6,500	First Merchants Corp.	58,175
108,398	First Midwest Bancorp, Inc.	1,292,104
2,400	Flushing Financial Corp.	29,568
26,800	FNB Corp.	268,000
1,600	Heartland Financial USA, Inc.	25,680
9,215	Lakeland Bancorp, Inc.	91,689
1,600	Park National Corp.(a)	98,624

40,943	Prospect Capital Corp.	380,770
3,400	S&T Bancorp, Inc.	64,668
4,800	StellarOne Corp.	59,712
250,845	Synovus Financial Corp.	459,046
1,800	Tompkins Financial Corp.(a)	72,720
20,702	United Community Banks, Inc.*(a)	226,273

		4,443,346

Financial Services — 1.1%
1,600	Alliance Financial Corp.	51,536
3,700	Berkshire Hills Bancorp, Inc.	81,104
33,000	BGC Partners, Inc. (Class A Stock)(a)	270,270
8,600	Brookline Bancorp, Inc.	73,530
166,194	CVB Financial Corp.(a)	1,610,420
28,200	Deluxe Corp.	663,828
15,457	Dollar Financial Corp.*(a)	334,026
108,700	Eaton Vance Corp.	2,915,334
2,500	Encore Capital Group, Inc.*	68,375
83,000	First Commonwealth Financial Corp.	426,620
9,700	First Community Bancshares, Inc.	122,123
7,900	GFI Group, Inc.	35,866
23,500	Global Cash Access Holdings, Inc.*	66,035
13,900	Knight Capital Group, Inc. (Class A Stock)*	157,209
34,900	National Financial Partners Corp.*(a)	395,417
5,600	NBT Bancorp, Inc.	123,424
12,900	Nelnet, Inc. (Class A Stock)	260,064
4,100	OceanFirst Financial Corp.	55,145
61,600	Ocwen Financial Corp.*(a)	794,024
79,532	PacWest Bancorp	1,578,710
8,100	Provident Financial Services, Inc.	112,266
7,100	Renasant Corp.	108,630
1,400	Suffolk Bancorp	16,968
9,300	Trustco Bank Corp.	42,966
7,900	World Acceptance Corp.*(a)	503,388

		10,867,278

Food & Staples Retailing — 1.1%
100,916	Casey’s General Stores, Inc.	4,541,220
73,300	Ruddick Corp.	3,071,270
78,700	Weis Markets, Inc.	3,162,953

		10,775,443

Food Products — 0.9%
105,500	Cal-Maine Foods, Inc.(a)	3,566,955
105,217	Corn Products International, Inc.	5,354,493

		8,921,448

Foods — 0.7%
6,900	B&G Foods, Inc.	129,651
18,500	Chefs’ Warehouse Holdings, Inc.*	328,375
84,741	Dole Food Co., Inc.*(a)	1,202,475
15,699	Sanderson Farms, Inc.	725,608
30,800	Spartan Stores, Inc.	543,928
98,500	United Natural Foods, Inc.*	4,112,375

		7,042,412

Furniture
7,300	Knoll, Inc.	133,225

Gas Utilities — 3.0%
119,893	AGL Resources, Inc.	4,891,634
163,725	Atmos Energy Corp.	5,473,327
98,600	Southwest Gas Corp.	3,676,794
193,688	Swift Energy Co.*(a)	7,379,513
93,600	UGI Corp.	2,836,080

141,368	WGL Holdings, Inc.	5,486,492

		29,743,840

Hand/Machine Tools — 0.2%
33,800	Franklin Electric Co., Inc.	1,475,370

Healthcare Equipment & Supplies — 3.2%
219,500	Cantel Medical Corp.	5,472,135
47,000	Cooper Cos., Inc. (The)	3,595,030
15,600	Greatbatch, Inc.*	388,752
105,100	Invacare Corp.	3,150,898
129,894	STERIS Corp.	4,544,991
151,219	Teleflex, Inc.	9,107,920
127,025	West Pharmaceutical Services, Inc.	5,572,587

		31,832,313

Healthcare Products — 0.5%
207,900	PSS World Medical, Inc.*(a)	4,975,047

Healthcare Providers & Services — 1.1%
125,900	AMERIGROUP Corp.*(a)	6,924,500
8,100	Gentiva Health Services, Inc.*	145,719
1,371	Kindred Healthcare, Inc.*	25,830
4,800	Magellan Health Services, Inc.*	250,080
105,300	Owens & Minor, Inc.	3,211,650
19,900	Vanguard Health Systems, Inc.*	345,066

		10,902,845

Healthcare Services — 1.3%
99,700	Amedisys, Inc.*(a)	2,578,242
51,992	AmSurg Corp.*	1,322,157
61,300	Five Star Quality Care, Inc.*	303,435
50,376	HealthSouth Corp.*	1,229,174
167,900	Healthways, Inc.*	2,506,747
75,198	MEDNAX, Inc.*	5,125,496
600	Molina Healthcare, Inc.*	13,590
11,500	Sun Healthcare Group, Inc.*	80,500
17,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	368,847

		13,528,188

Home Builder — 0.3%
119,800	Meritage Homes Corp.*(a)	2,617,630

Home Furnishings
7,900	Select Comfort Corp.*	132,878
5,900	Skullcandy, Inc.*(a)	113,752

		246,630

Hotels, Restaurants & Leisure — 0.4%
146,485	International Speedway Corp. (Class A Stock)(a)	4,097,185

Household Durables — 0.1%
51,761	Ethan Allen Interiors, Inc.	952,402

Household Products — 0.3%
3,600	Blyth, Inc.	227,736
4,700	Lifetime Brands, Inc.	51,700
78,450	WD-40 Co.	3,436,110

		3,715,546

Industrial Products — 0.4%
48,095	Brady Corp. (Class A Stock)	1,423,612
63,431	Kaydon Corp.	2,261,315

		3,684,927

Insurance — 5.7%
8,900	Alterra Capital Holdings Ltd. (Bermuda)	193,931
319,700	American Equity Investment Life Holding Co.(a)	3,794,839
86,700	American Financial Group, Inc.	2,946,066
900	American Safety Insurance Holdings Ltd. (Bermuda)*	16,875
17,600	AMERISAFE, Inc.*	378,576

9,300	AmTrust Financial Services, Inc.	215,946
8,900	Aspen Insurance Holdings Ltd. (Bermuda)	230,510
14,900	Assured Guaranty Ltd. (Bermuda)	210,835
627,175	CNO Financial Group, Inc.*	4,609,736
264,725	Delphi Financial Group, Inc. (Class A Stock)	7,126,397
124,704	Employers Holdings, Inc.	1,853,102
30,939	Endurance Specialty Holdings Ltd. (Bermuda)	1,260,455
3,900	FBL Financial Group, Inc. (Class A Stock)	122,772
143,925	HCC Insurance Holdings, Inc.	4,336,460
77,947	Horace Mann Educators Corp.	1,134,908
94,130	Infinity Property & Casualty Corp.	4,769,567
13,100	Meadowbrook Insurance Group, Inc.	123,140
10,700	MGIC Investment Corp.*	42,586
44,813	Platinum Underwriters Holdings Ltd. (Bermuda)	1,539,327
33,321	ProAssurance Corp.*	2,320,808
194,500	Protective Life Corp.	4,135,070
18,500	Radian Group, Inc.	58,645
99,952	Reinsurance Group of America, Inc.(a)	5,818,206
48,900	RLI Corp.(a)	3,088,035
8,600	Selective Insurance Group, Inc.	140,954
106,600	State Auto Financial Corp.	1,767,428
6,300	Symetra Financial Corp.	79,128
134,133	Tower Group, Inc.	3,066,280
99,200	United Fire & Casualty Co.	1,701,280

		57,081,862

Internet — 0.1%
49,924	Comtech Telecommunications Corp.	1,345,452
11,700	TeleCommunication Systems, Inc. (Class A Stock)*	59,436

		1,404,888

Internet Services — 0.1%
49,365	Blue Coat Systems, Inc.*	994,705
4,200	Boingo Wireless, Inc.*(a)	36,834
3,600	Pandora Media, Inc.*(a)	54,324
2,000	Responsys, Inc.*	29,140
40,200	United Online, Inc.	239,994

		1,354,997

Investment Company
17,115	MCG Capital Corp.	95,331

IT Services — 0.4%
66,831	CACI International, Inc. (Class A Stock)*(a)	3,948,375

Leisure Equipment & Products — 0.4%
158,992	Callaway Golf Co.(a)	1,009,599
18,800	JAKKS Pacific, Inc.*(a)	328,060
110,000	Sturm Ruger & Co., Inc.	3,005,200

		4,342,859

Life Science Tools & Services — 0.3%
128,250	PerkinElmer, Inc.	3,136,995

Machinery — 3.1%
137,275	Actuant Corp. (Class A Stock)	3,392,065
140,900	Barnes Group, Inc.	3,430,915
78,206	Briggs & Stratton Corp.(a)	1,340,451
800	Cascade Corp.	39,992
72,500	Crane Co.	3,358,200
9,216	Gardner Denver, Inc.	786,033
209,700	Harsco Corp.	5,747,877
25,650	IDEX Corp.	1,063,962
41,761	Kadant, Inc.*	1,098,732
75,300	Kennametal, Inc.	2,969,079
301,475	Mueller Water Products, Inc. (Class A Stock)	985,823

70,225	Valmont Industries, Inc.	6,836,404

		31,049,533

Machinery & Equipment — 0.3%
2,800	Altra Holdings, Inc.*	62,272
106,878	Intermec, Inc.*	1,152,145
59,886	Terex Corp.*	1,330,068

		2,544,485

Manufacturing — 0.2%
3,100	Ceradyne, Inc.*	100,471
16,800	EnPro Industries, Inc.*(a)	776,832
2,300	Koppers Holdings, Inc.	85,146
2,200	Standex International Corp.	70,818
35,142	Zebra Technologies Corp. (Class A Stock)*	1,405,680

		2,438,947

Media — 1.1%
147,018	Belo Corp. (Class A Stock)*	1,027,656
160,100	Cinemark Holdings, Inc.	3,120,349
27,318	Courier Corp.	262,526
1,900	Demand Media, Inc.*(a)	19,266
7,200	Dolan Co. (The)*	57,096
109,000	Meredith Corp.(a)	3,253,650
66,975	Wiley, (John) & Sons, Inc. (Class A Stock)	3,352,768

		11,093,311

Metals & Mining — 2.7%
80,800	AMCOL International Corp.	2,477,328
17,300	Century Aluminum Co.*	225,246
12,600	Cloud Peak Energy, Inc.*	280,980
18,800	Coeur d’Alene Mines Corp.*	513,052
38,600	Compass Minerals International, Inc.(a)	3,039,364
142,879	Gold Resource Corp.(a)	3,546,257
226,200	HudBay Minerals, Inc. (Canada)	3,114,774
144,400	IAMGOLD Corp. (Canada)	2,888,000
3,400	LB Foster Co. (Class A Stock)	118,150
57,100	Royal Gold, Inc.	3,660,110
27,954	RTI International Metals, Inc.*(a)	896,485
40,900	Steel Dynamics, Inc.	638,858
120,800	Timken Co.	5,275,336
2,200	Westmoreland Coal Co.*	33,814
15,900	Worthington Industries, Inc.	333,423

		27,041,177

Miscellaneous Manufacturers — 0.1%
15,199	AptarGroup, Inc.	775,909

Multi-Utilities — 1.0%
119,600	NorthWestern Corp.	3,829,592
56,100	OGE Energy Corp.	2,807,244
118,600	Vectren Corp.	3,132,226

		9,769,062

Office Equipment & Supplies — 0.1%
60,753	Interface, Inc. (Class A Stock)	973,263

Oil & Gas — 0.3%
19,800	CVR Energy, Inc.*	531,630
4,500	Energy Partners Ltd.*	76,545
99,972	Goodrich Petroleum Corp.*(a)	1,982,445
1,100	Gulf Island Fabrication, Inc.	38,060

		2,628,680

Oil & Gas Exploration/Production — 0.9%
122,500	Cabot Oil & Gas Corp.	9,074,800

Oil, Gas & Consumable Fuels — 5.1%
118,387	Berry Petroleum Co. (Class A Stock)(a)	6,789,494
87,400	Brigham Exploration Co.*	2,779,320

4,400	C&J Energy Services, Inc.*	134,200
30,400	Cal Dive International, Inc.*	169,632
32,900	Cimarex Energy Co.	2,899,148
64,100	Core Laboratories NV (Netherlands)	6,966,388
50,500	Energen Corp.	2,969,905
133,200	EXCO Resources, Inc.	2,119,212
5,400	Gulfport Energy Corp.*	196,884
10,000	Helix Energy Solutions Group, Inc.*	195,800
59,900	HollyFrontier Corp.	4,515,861
6,800	Laclede Group, Inc. (The)	253,300
7,050	New Jersey Resources Corp.	307,451
7,900	Newpark Resources, Inc.*	73,391
72,225	Oasis Petroleum, Inc.*(a)	2,133,527
10,100	Petroquest Energy, Inc.*	82,113
92,125	Resolute Energy Corp.*(a)	1,500,716
5,100	RPC, Inc.	120,462
106,890	South Jersey Industries, Inc.	5,397,945
92,900	Southern Union Co.	3,994,700
4,700	Stone Energy Corp.*	152,562
8,100	TETRA Technologies, Inc.*	104,247
10,600	VAALCO Energy, Inc.*	70,596
142,000	W&T Offshore, Inc.(a)	3,848,200
15,900	Warren Resources, Inc.*	64,713
98,400	World Fuel Services Corp.	3,702,792

		51,542,559

Paper & Forest Products — 0.6%
165,000	Buckeye Technologies, Inc.	4,436,850
1,800	Domtar Corp.	143,910
8,200	P.H. Glatfelter Co.	123,738
25,850	Schweitzer-Mauduit International, Inc.	1,450,443

		6,154,941

Personal Products — 0.1%
118,225	Prestige Brands Holdings, Inc.*	1,444,710

Pharmaceuticals — 0.2%
8,400	Achillion Pharmaceuticals, Inc.*	62,244
18,400	Alkermes, Inc.*(a)	317,216
6,700	Par Pharmaceutical Cos., Inc.*	217,013
1,200	Pharmasset, Inc.*	145,656
48,900	PharMerica Corp.*	624,453
9,800	Sagent Pharmaceuticals, Inc.*	273,126

		1,639,708

Pipelines — 0.5%
63,200	ONEOK, Inc.	4,600,328

Printing & Publishing
21,500	Journal Communications, Inc. (Class A Stock)*	106,640

Professional Services — 0.6%
93,896	Towers Watson & Co. (Class A Stock)	5,741,740

Real Estate Investment Trusts — 5.4%
12,900	American Campus Communities, Inc.	480,138
24,400	American Capital Agency Corp.	681,248
87,300	Anworth Mortgage Asset Corp.	604,989
66,000	Ashford Hospitality Trust, Inc.	719,400
1,600	Associated Estates Realty Corp.	29,040
14,200	CapLease, Inc.	63,190
48,900	Capstead Mortgage Corp.	618,096
62,671	CBL & Associates Properties, Inc.(a)	1,113,037
9,700	Colonial Properties Trust	209,035
90,000	CommonWealth REIT	2,125,800
61,900	DCT Industrial Trust, Inc.(a)	335,498
8,600	Developers Diversified Realty Corp.	125,646
3,100	EastGroup Properties, Inc.	138,012
115,822	Education Realty Trust, Inc.	1,016,917

5,000	Entertainment Properties Trust	232,450
3,700	Equity LifeStyle Properties, Inc.	241,092
198,671	Equity One, Inc.(a)	3,854,217
5,300	Extra Space Storage, Inc.	112,678
14,800	FelCor Lodging Trust, Inc.*	76,072
64,300	First Industrial Realty Trust, Inc.*	761,955
224,300	First Potomac Realty Trust	3,503,566
253,700	Franklin Street Properties Corp.(a)	3,199,157
4,700	Getty Realty Corp.(a)	109,040
114,275	Government Properties Income Trust(a)	2,826,021
160,700	Healthcare Realty Trust, Inc.(a)	3,149,720
1,600	Home Properties, Inc.(a)	104,832
92,575	Invesco Mortgage Capital, Inc.	1,812,619
74,050	LaSalle Hotel Properties	1,851,991
87,878	Lexington Realty Trust(a)	738,175
5,600	LTC Properties, Inc.	152,040
649,900	Medical Properties Trust, Inc.(a)	7,642,824
274,603	MFA Financial, Inc.	2,056,776
27,908	Mid-America Apartment Communities, Inc.	1,975,607
8,200	National Retail Properties, Inc.(a)	205,738
171,700	Omega Healthcare Investors, Inc.(a)	3,372,188
31,600	Parkway Properties, Inc.	557,108
29,100	Pennsylvania Real Estate Investment Trust(a)	424,860
58,900	PS Business Parks, Inc.	3,346,109
9,300	Ramco-Gershenson Properties Trust(a)	114,111
19,900	Senior Housing Properties Trust	476,406
78,100	Sovran Self Storage, Inc.	3,166,955
5,000	Sun Communities, Inc.(a)	191,350
14,499	Sunstone Hotel Investors, Inc.*	129,186
7,800	Winthrop Realty Trust	86,268

		54,731,157

Registered Investment Companies
19,400	American Capital Ltd.*	187,598
4,400	Gladstone Capital Corp.	39,600

		227,198

Restaurants — 0.1%
27,700	Domino’s Pizza, Inc.*	744,299

Retail — 1.2%
44,582	ANN, Inc.*(a)	1,156,457
138,357	Cash America International, Inc.(a)	7,742,458
2,000	Dunkin’ Brands Group, Inc.*	57,860
8,600	Insight Enterprises, Inc.*	144,738
37,698	Men’s Wearhouse, Inc. (The)	1,236,117
74,893	Pantry, Inc. (The)*	1,334,593
500	Papa John’s International, Inc.*	15,605
51,989	Regis Corp.	772,037
5,100	Sonic Automotive, Inc. (Class A Stock)(a)	79,917

		12,539,782

Retail & Merchandising — 0.5%
109,740	American Eagle Outfitters, Inc.	1,441,984
13,200	Bon-Ton Stores, Inc. (The)(a)	133,980
37,000	Cabela’s, Inc.*(a)	1,012,320
51,562	Conn’s, Inc.*(a)	424,355
4,800	Dillard’s, Inc. (Class A Stock)	270,048
21,300	Finish Line, Inc. (The) (Class A Stock)	453,690
73,405	hhgregg, Inc.*(a)	905,084
113,100	OfficeMax, Inc.*	800,748
1,300	Teavana Holdings, Inc.*	36,660

		5,478,869

Road & Rail — 0.2%
79,650	Werner Enterprises, Inc.	1,875,758

Semiconductors — 1.2%
94,800	Amkor Technology, Inc.*(a)	505,284

85,484	Cabot Microelectronics Corp.*	3,307,376
7,600	DSP Group, Inc.*	57,684
175,757	Emulex Corp.*	1,485,146
19,658	Entegris, Inc.*	168,469
209,800	International Rectifier Corp.*	5,389,762
4,400	IXYS Corp.*	60,016
4,800	MKS Instruments, Inc.	119,760
6,200	Photronics, Inc.*	46,376
14,900	PMC - Sierra, Inc.*	104,151
8,600	Sigma Designs, Inc.*(a)	73,530
21,425	Veeco Instruments, Inc.*(a)	852,501

		12,170,055

Semiconductors & Semiconductor Equipment — 0.7%
8,900	Integrated Silicon Solution, Inc.*	79,121
56,800	LTX-Credence Corp.*	408,392
317,600	Micrel, Inc.	3,223,640
38,100	Mindspeed Technologies, Inc.*	259,461
51,500	Silicon Laboratories, Inc.*(a)	1,823,615
3,900	Skyworks Solutions, Inc.*	98,709
185,750	TriQuint Semiconductor, Inc.*	1,396,840

		7,289,778

Software — 0.6%
83,500	Blackboard, Inc.*(a)	3,637,260
6,200	Cornerstone OnDemand, Inc.*(a)	101,680
4,200	CSG Systems International, Inc.*	74,592
7,200	Digi International, Inc.*	102,888
8,400	DynaVox, Inc. (Class A Stock)*	55,356
5,800	EPIQ Systems, Inc.	74,936
10,100	ePocrates, Inc.*(a)	166,044
800	Smith Micro Software, Inc.*	2,848
1,100	Tangoe, Inc.*	12,760
83,700	THQ, Inc.*(a)	223,060
56,800	Verint Systems, Inc.*	1,932,336

		6,383,760

Specialty Retail — 2.3%
433,575	Aaron’s, Inc.	10,930,426
74,200	Buckle, Inc. (The)(a)	3,287,802
45,275	DSW, Inc. (Class A Stock)*(a)	2,398,669
75,500	Group 1 Automotive, Inc.(a)	3,596,065
80,475	Penske Automotive Group, Inc.(a)	1,780,912
74,600	Pep Boys - Manny, Moe & Jack (The)	801,950

		22,795,824

Storage / Warehouse
15,200	Wesco Aircraft Holdings, Inc.*	227,696

Telecommunications — 1.2%
2,500	Anixter International, Inc.	156,050
396,516	Arris Group, Inc.*	4,758,192
9,700	Black Box Corp.	276,353
43,625	Calix, Inc.*	800,082
122,500	Cincinnati Bell, Inc.*(a)	423,850
22,700	Consolidated Communications Holdings, Inc.	409,054
3,100	Oplink Communications, Inc.*	52,328
5,900	Plantronics, Inc.	202,075
51,200	Premiere Global Services, Inc.*	433,152
246,425	RF Micro Devices, Inc.*	1,663,369
70,500	SBA Communications Corp. (Class A Stock)*	2,690,985
11,700	Symmetricon, Inc.*	66,339

		11,931,829

Textiles, Apparel & Luxury Goods — 2.1%
98,125	Hanesbrands, Inc.*	2,993,794
11,200	Oxford Industries, Inc.	438,816
17,550	Perry Ellis International, Inc.*	410,144

157,750	PVH Corp.	11,287,012
162,950	Wolverine World Wide, Inc.	6,170,916

		21,300,682

Thrifts & Mortgage Finance — 1.0%
277,500	Astoria Financial Corp.(a)	3,232,875
3,300	BankFinancial Corp.	26,895
228,525	Capitol Federal Financial, Inc.	2,614,326
216,650	Washington Federal, Inc.	3,663,551

		9,537,647

Tobacco — 0.3%
86,900	Universal Corp.	3,190,968

Trading Companies & Distributors — 0.6%
17,850	Applied Industrial Technologies, Inc.(a)	569,772
29,375	United Rentals, Inc.*(a)	675,919
91,062	WESCO International, Inc.*(a)	4,615,933

		5,861,624

Transportation — 0.6%
11,100	Aircastle Ltd. (Bermuda)	127,095
2,600	Amerco, Inc.*	234,364
14,500	Atlas Air Worldwide Holdings, Inc.*	759,655
85,100	Bristow Group, Inc.	4,125,648
8,300	DHT Holdings, Inc. (Marshall Islands)	29,880
9,000	Gulfmark Offshore, Inc. (Class A Stock)*	438,660
5,400	Heartland Express, Inc.(a)	82,728
13,700	Pacer International, Inc.*	73,158
14,200	Quality Distribution, Inc.*	163,300

		6,034,488

Water Utilities
1,800	American States Water Co.	61,542
3,100	California Water Service Group	56,761
2,800	York Water Co.(a)	47,712

		166,015

Wireless Telecommunication Services — 0.3%
121,000	Cellcom Israel Ltd. (Israel)(a)	3,185,930

	TOTAL COMMON STOCKS (cost $745,988,572)	937,282,140

EXCHANGE TRADED FUND — 0.4%
56,400	iShares Russell 2000 Value Index Fund(a) (cost $3,987,439)	3,989,172

UNAFFILIATED MUTUAL FUNDS — 0.8%
Capital Markets — 0.8%
301,925	Apollo Investment Corp.	2,892,441
241,100	Ares Capital Corp.	3,891,354
160,275	Fifth Street Finance Corp.	1,686,093

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $8,334,793)	8,469,888

	TOTAL LONG-TERM INVESTMENTS (cost $758,310,804)	949,741,200

SHORT-TERM INVESTMENTS — 21.6%

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) (cost $210,322)
$ 210	0.75%, 11/30/11	210,394

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 21.6%
217,220,222	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $217,220,222; includes $144,375,290 of cash collateral for securities on loan)(b)(w)	217,220,222

	TOTAL SHORT-TERM INVESTMENTS (cost $217,430,544)	217,430,616

	TOTAL INVESTMENTS — 115.8% (cost $975,741,348)(p)	1,167,171,816
	Liabilities in excess of other assets(x) — (15.8)%	(159,098,105)

	NET ASSETS — 100%	$1,008,073,711

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,293,030; cash collateral of $144,375,290 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $987,472,048; accordingly, net unrealized appreciation on investments for federal income tax purposes was $179,699,768 (gross unrealized appreciation $209,943,540; gross unrealized depreciation $30,243,772). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets include unrealized depreciation on the following derivative contract held at reporting period end:

Futures contracts open at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Depreciation(1)
Long Positions:
20	Russell 2000 Mini	Sep. 2011	$1,647,870	$1,591,000	$(56,870)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$937,282,140	$—	$—
Exchange Traded Fund	3,989,172	—	—
Unaffiliated Mutual Funds	8,469,888	—	—
U.S. Treasury Obligation	—	210,394	—
Affiliated Money Market Mutual Fund	217,220,222	—	—
Other Financial Instruments*
Futures	(56,870)	—	—

Total	$1,166,904,552	$210,394	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of July 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.4%
Australia — 5.0%
65,000	Bendigo and Adelaide Bank Ltd.	$ 631,255
53,145	BHP Billiton Ltd.	2,418,309
191,700	BlueScope Steel Ltd.	240,086
53,400	Caltex Australia Ltd.	625,371
248,800	Challenger Ltd.	1,336,591
213,375	Downer Edi Ltd.	897,804
63,300	Echo Entertainment Group Ltd.*	278,861
765,800	Emeco Holdings Ltd.	967,503
395,000	Goodman Fielder Ltd.	390,552
41,700	GrainCorp Ltd.	360,079
281,400	Metcash Ltd.	1,286,047
69,800	National Australia Bank Ltd.	1,840,373
286,100	OneSteel Ltd.	554,756
252,800	Pacific Brands Ltd.	180,522
10,800	Rio Tinto Ltd.	949,190
109,100	Tabcorp Holdings Ltd.	385,940
331,500	Telstra Corp. Ltd.	1,088,915
43,800	Westpac Banking Corp.	982,583

		15,414,737

Austria — 0.5%
33,500	OMV AG	1,335,391
6,300	Voestalpine AG	326,143

		1,661,534

Belgium — 0.6%
102,600	AGFA-Gevaert NV*	404,289
20,300	Delhaize Group	1,461,959
16,878	Dexia SA*	44,586

		1,910,834

Bermuda — 0.5%
41,695	Seadrill Ltd.	1,451,325

Brazil — 1.4%
243,060	BM&FBOVESPA SA	1,429,350
42,890	Embraer SA, ADR	1,266,113
72,450	Natura Cosmeticos SA	1,640,210

		4,335,673

Canada — 2.6%
29,580	Canadian National Railway Co.	2,217,919
48,740	Canadian Natural Resources Ltd.	1,968,067
36,647	Cenovus Energy, Inc.	1,408,807
39,630	Potash Corp. of Saskatchewan, Inc.	2,291,010

		7,885,803

China — 2.4%
372,390	China Life Insurance Co. Ltd. (Class H Stock)	1,242,295
835,350	China Merchants Bank Co. Ltd. (Class H Stock)	1,982,868
3,028,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,304,435
425,999	Sinopharm Group Co. Ltd. (Class H Stock)	1,240,761
27,628	Tencent Holdings Ltd.	718,904

		7,489,263

Denmark — 1.6%
23,100	Danske Bank A/S*	446,902
40,500	H. Lundbeck A/S	1,013,374

27,383	Novo Nordisk A/S (Class B Stock)	3,349,512

		4,809,788

Finland — 0.4%
90,200	Nokia Oyj	524,523
41,200	Tieto Oyj	610,831

		1,135,354

France — 9.4%
19,135	Air Liquide SA	2,628,454
320	Arkema SA	31,219
38,700	AXA SA	724,041
55,789	BNP Paribas	3,618,145
7,600	Ciments Francais SA	784,505
97,828	Credit Agricole SA	1,200,945
44,000	France Telecom SA	910,465
28,734	Lafarge SA	1,536,688
20,117	LVMH Moet Hennessy Louis Vuitton SA	3,687,320
38,500	Publicis Groupe SA	1,957,874
13,800	Rallye SA	538,418
12,500	Renault SA	666,941
36,764	Sanofi	2,856,595
26,100	SCOR SE	671,732
13,611	Societe Generale	673,742
15,200	Thales SA	649,682
49,700	Total SA	2,686,215
11,200	Valeo SA	686,130
4,000	Vallourec SA	405,338
82,000	Vivendi	1,960,953

		28,875,402

Germany — 10.1%
30,490	Adidas AG	2,263,318
34,200	Allianz SE	4,456,791
3,600	Aurubis AG	222,848
21,900	BASF SE	1,977,823
13,700	Bayer AG	1,096,008
12,000	Daimler AG	869,950
60,000	Deutsche Bank AG	3,298,972
35,700	E.ON AG	984,365
37,060	Fresenius Medical Care AG & Co. KGaA	2,844,253
12,800	Hannover Rueckversicherung AG	664,273
7,400	Heidelberger Druckmaschinen AG*	20,959
6,300	Merck KGaA	672,376
8,400	MTU Aero Engines Holding AG	620,139
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,239,598
10,900	Rheinmetall AG	912,338
22,000	RWE AG	1,153,349
56,781	SAP AG	3,550,086
24,800	Siemens AG	3,169,609
27,700	ThyssenKrupp AG	1,224,690

		31,241,745

Hong Kong — 2.7%
368,000	Cathay Pacific Airways Ltd.	852,745
962,200	Chaoda Modern Agriculture Holdings Ltd.	385,189
1,314,654	CNOOC Ltd.	2,938,415
333,200	First Pacific Co. Ltd.	335,605
133,704	Hong Kong Exchanges and Clearing Ltd.	2,760,285
175,900	Kingboard Chemical Holdings Ltd.	836,195
46,300	Yue Yuen Industrial Holdings Ltd.	148,219

		8,256,653

Indonesia
3,998	Salim Ivomas Pratama TBK PT*	668

Ireland — 0.7%
60,300	Allied Irish Banks PLC*	8,952
32,800	Bank of Ireland*	4,971

313,989	Beazley PLC	664,277
28,900	Covidien PLC	1,467,831
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	2,283
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	1,047

		2,149,361

Israel — 1.7%
182,600	Bank Hapoalim BM	902,874
20,900	Check Point Software Technologies Ltd.*	1,204,885
5,200	Elbit Systems Ltd.	245,976
63,518	Teva Pharmaceutical Industries Ltd., ADR	2,962,480

		5,316,215

Italy — 1.7%
15,900	Banco Popolare Scarl	30,461
361,000	Enel SpA	2,079,133
90,000	ENI SpA	1,955,802
50,900	Finmeccanica SpA	390,563
16,200	Fondiaria-Sai SpA*	42,072
682,500	Telecom Italia SpA	858,785

		5,356,816

Japan — 16.8%
22,600	Alpine Electronics, Inc.	338,773
36,400	Aoyama Trading Co. Ltd.	638,779
42,789	Canon, Inc.	2,084,286
29,000	Circle K Sunkus Co. Ltd.	479,535
79,100	COMSYS Holdings Corp.	789,099
1,013	Dai-ichi Life Insurance Co. Ltd. (The)	1,435,582
11,075	Fanuc Corp.	2,101,783
114,100	Fukuoka Financial Group, Inc.	486,131
30,600	Fuyo General Lease Co. Ltd.	1,085,915
51,900	Heiwa Corp.	843,371
38,400	Hitachi Capital Corp.	565,638
26,300	Itochu Techno-Solutions Corp.	1,040,248
169,160	JX Holdings, Inc.	1,223,902
19,400	K’s Holdings Corp.	908,450
493	KDDI Corp.	3,662,999
39,800	Keihin Corp.	887,661
105,872	Komatsu Ltd.	3,310,176
149,300	Kurabo Industries Ltd.	298,658
13,300	Kyoei Steel Ltd.	205,586
22,600	Kyorin Holdings, Inc.	471,757
56,700	Kyowa Exeo Corp.	561,218
247,900	Marubeni Corp.	1,861,222
9,100	Miraca Holdings, Inc.	382,393
17,800	Mitsubishi Corp.	476,994
505,200	Mitsubishi UFJ Financial Group, Inc.	2,572,428
26,900	Mitsui & Co. Ltd.	508,404
591,500	Mizuho Financial Group, Inc.	975,781
159,400	Nichirei Corp.	708,122
61,300	Nippon Electric Glass Co. Ltd.	775,556
59,200	Nippon Shokubai Co. Ltd.	775,133
30,100	Nippon Telegraph & Telephone Corp.	1,485,744
254,300	Nishi-Nippon City Bank Ltd. (The)	782,868
99,600	Nissan Shatai Co. Ltd.	826,712
800	NTT DoCoMo, Inc.	1,470,416
13,700	Sankyo Co. Ltd.	731,402
150,200	Sankyu, Inc.	725,783
52,600	Seino Holdings Co. Ltd.	405,167
28,100	Shimachu Co. Ltd.	703,002
28,400	Shizuoka Gas Co. Ltd.	180,025
11,800	Sumitomo Bakelite Co. Ltd.	81,083
149,600	Sumitomo Corp.	2,114,240
46,100	Sumitomo Mitsui Financial Group, Inc.	1,457,523
15,794	Sumitomo Mitsui Trust Holdings, Inc.	58,265
28,400	Takeda Pharmaceutical Co. Ltd.	1,355,719

203,400	Toagosei Co. Ltd.	1,128,165
50,400	Toppan Forms Co. Ltd.	424,883
72,143	Toyota Motor Corp.	2,956,565
56,300	Toyota Tsusho Corp	988,733
9,500	Tsuruha Holdings, Inc.	489,901
130,100	Yokohama Rubber Co. Ltd. (The)	790,892

		51,612,668

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG	449,018

Luxembourg — 0.7%
73,300	Arcelormittal	2,284,851

Mexico — 0.6%
699,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,932,566

Netherlands — 4.0%
57,400	Aegon NV*	328,487
253,400	ING Groep NV, CVA*	2,719,243
60,500	Koninklijke Ahold NV	805,585
22,300	Koninklijke DSM NV	1,264,384
80,600	Koninklijke KPN NV	1,149,444
9,200	Koninklijke Philips Electronics NV	228,506
5,700	Nutreco NV	396,320
4,300	Royal Dutch Shell PLC (Class A Stock)	157,830
119,912	Royal Dutch Shell PLC (Class B Stock)	4,390,638
21,800	Yandex NV*	762,346

		12,202,783

New Zealand — 0.3%
825,600	Air New Zealand Ltd.	848,972

Norway — 0.5%
54,400	DnB NOR ASA	791,091
26,100	Statoil ASA	643,278

		1,434,369

Singapore — 0.3%
56,000	United Overseas Bank Ltd.	951,084

South Korea — 1.0%
13,839	Hyundai Motor Co.	3,084,668

Spain — 2.8%
79,800	Banco Bilbao Vizcaya Argentaria SA	835,908
67,800	Banco Espanol de Credito SA	514,116
208,800	Banco Santander SA	2,197,690
63,100	Repsol YPF SA	1,990,063
138,867	Telefonica SA	3,095,295

		8,633,072

Sweden — 2.1%
87,100	Boliden AB	1,505,362
19,700	Electrolux AB (Class B Stock)	372,307
66,274	Hennes & Mauritz AB (Class B Stock)	2,265,877
88,400	Meda AB	1,091,757
15,400	NCC AB (Class B Stock)	309,676
57,500	Svenska Cellulosa AB (Class B Stock)	837,147

		6,382,126

Switzerland — 7.1%
13,600	Baloise Holding AG	1,352,854
44,058	Clariant AG*	692,755
97,700	Credit Suisse Group AG*	3,512,562
1,300	Georg Fischer AG*	689,656
35,897	Julius Baer Group Ltd.*	1,525,232
52,800	Nestle SA	3,363,443
95,705	Novartis AG	5,866,916
8,900	Roche Holding AG	1,597,068
22,000	Swiss Re Ltd.*	1,238,574

8,700	Zurich Financial Services AG*	2,068,882

		21,907,942

Taiwan — 0.9%
95,550	HTC Corp.	2,843,089

Turkey — 0.5%
324,900	Turkiye Garanti Bankasi A/S	1,425,680

United Kingdom — 17.3%
152,100	ARM Holdings PLC	1,450,283
56,500	AstraZeneca PLC	2,745,260
183,100	Aviva PLC	1,192,429
259,100	BAE Systems PLC	1,289,930
242,700	Barclays PLC	880,646
131,600	Berendsen PLC	1,166,356
130,000	BG Group PLC	3,064,938
292,900	BP PLC	2,207,470
75,813	British American Tobacco PLC	3,499,609
685,700	BT Group PLC	2,255,586
59,977	Carnival PLC	2,072,379
80,600	Cookson Group PLC	848,023
80,900	Dairy Crest Group PLC	497,286
121,000	Drax Group PLC	1,060,836
294,000	DS Smith PLC	1,134,192
106,200	GlaxoSmithKline PLC	2,367,734
268,500	Home Retail Group PLC	596,846
61,000	Intermediate Capital Group PLC	265,708
457,155	Kingfisher PLC	1,887,996
621,400	Legal & General Group PLC	1,138,685
390,200	Logica PLC	744,207
144,620	Marston’s PLC	244,135
13,300	Melrose PLC	77,760
78,500	Mondi PLC	767,908
32,400	Next PLC	1,259,407
599,900	Old Mutual PLC	1,244,743
77,173	Pearson PLC	1,480,879
52,547	Reckitt Benckiser Group PLC	2,973,415
115,600	Rexam PLC	702,405
293,000	RSA Insurance Group PLC	630,072
41,435	SABMiller PLC	1,547,871
110,990	Standard Chartered PLC	2,827,342
492,532	Tesco PLC	3,093,771
177,400	Thomas Cook Group PLC	190,323
153,300	Tullett Prebon PLC	888,516
570,800	Vodafone Group PLC	1,600,718

262,900	WM Morrison Supermarkets PLC	1,252,283

		53,147,947

United States — 1.1%
37,787	Schlumberger Ltd.	3,414,811

	TOTAL COMMON STOCKS (cost $283,404,007)	299,846,817

PREFERRED STOCK — 1.1%
Germany
17,816	Volkswagen AG (PRFC Shares)	3,556,380

	TOTAL LONG-TERM INVESTMENTS (cost $285,270,409)	303,403,197

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
850,424	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $850,424)(w)	850,424

	TOTAL INVESTMENTS(o) — 98.8% (cost $286,120,833)(p)	304,253,621
	Other assets in excess of liabilities(x) — 1.2%	3,706,884

	NET ASSETS — 100%	$307,960,505

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
XDUB	Dublin Stock Exchange
XLON	London Stock Exchange
EUR	Euro

*	Non-income producing security.
(o)	As of July 31, 2011, 127 securities representing $179,854,488 and 58.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $287,067,821; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,185,800 (gross unrealized appreciation $41,592,737; gross unrealized depreciation $24,406,937. The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation (1)
Euro,
Expiring 08/24/11	State Street Bank	EUR	4,231	$5,979,313	$6,075,990	$(96,677)
Expiring 11/09/11	State Street Bank	EUR	2,861	4,100,299	4,100,531	(232)

				$10,079,612	$10,176,521	$(96,909)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$15,414,737	$—	$—
Austria	—	1,661,534	—
Belgium	1,461,959	448,875	—
Bermuda	—	1,451,325	—
Brazil	4,335,673	—	—
Canada	7,885,803	—	—
China	7,489,263	—	—
Denmark		4,809,788	—
Finland	—	1,135,354	—
France	—	28,875,402	—
Germany	—	31,241,745	—
Hong Kong	8,256,653	—	—
Indonesia	668	—	—
Ireland	1,471,161	678,200	—
Israel	4,167,365	1,148,850	—
Italy	—	5,356,816	—
Japan	51,612,668	—	—
Liechtenstein	449,018	—	—
Luxembourg	—	2,284,851	—
Mexico	1,932,566	—	—
Netherlands	762,346	11,440,437	—
New Zealand	848,972	—	—
Norway	—	1,434,369	—
Singapore	951,084	—	—
South Korea	3,084,668	—	—
Spain	2,197,690	6,435,382	—
Sweden	3,729,941	2,652,185	—
Switzerland	1,238,574	20,669,368	—
Taiwan	2,843,089	—	—
Turkey	—	1,425,680	—
United Kingdom	—	53,147,947	—
United States	3,414,811	—	—
Preferred Stock - Germany	—	3,556,380	—
Affiliated Money Market Mutual Fund	850,424	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(96,909)	—

Total	$124,399,133	$179,757,579	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/30/10 was $0. $99,832,341 was transferred into Level 2 from Level 1 at 07/31/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

Commercial Banks	13.2%
Oil & Gas	10.3
Pharmaceuticals	8.9
Insurance	7.4
Telecommunications	6.9
Food	4.3
Chemicals	3.9
Automobile Manufacturers	3.9
Retail	3.8
Diversified Financial Services	2.7
Machinery & Equipment	2.1
Distribution/Wholesale	2.0
Iron / Steel	1.7
Holding Companies - Diversified	1.6
Mining	1.6
Software	1.6
Aerospace/Defense	1.4
Entertainment & Leisure	1.4
Electric	1.4
Agriculture	1.3
Media	1.2
Miscellaneous Manufacturers	1.1
Household Products/ Wares	1.1
Transportation	1.0
Auto Parts and Equipment	1.0
Healthcare - Services	0.9
Forest & Paper Products	0.9
Engineering/Construction	0.9
Building Materials	0.8
Apparel	0.7
Computers	0.7
Office Equipment	0.7
Advertising	0.6
Beverages	0.6
Airlines	0.6
Cosmetics & Toiletries	0.5
Commercial - Services	0.5
Healthcare - Products	0.5
Semiconductors	0.5
Internet	0.4
Electronics	0.3
Trading Companies & Distributors	0.3
Affiliated Money Market Mutual Fund	0.3
Industrial Conglomerates	0.3
Electronic Equipment & Instruments	0.3
Home Furnishings	0.2
Containers & Packaging	0.2
Metal Fabricate/Hardware	0.1
Textiles	0.1
Lodging	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of July 31, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 99.5%
		ASSET-BACKED SECURITIES — 2.8%
		Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A
B3	$ 123	0.407%(c), 12/25/36	$ 116,771
		Countrywide Asset-Backed Certificates, Series 2006-15, Class A2
Ba1	1,774	5.683%(c), 10/25/46	1,732,269
		Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A
NR	EUR 1,422	3.00%, 04/20/17	2,039,009
		Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A
AAA(d)	1,800	1.761%(c), 02/16/19	1,797,963
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	4,176	1.753%(c), 04/25/23	4,302,236
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Caa2	459	1.686%(c), 04/25/35	364,991

		TOTAL ASSET-BACKED SECURITIES (cost $10,102,461)	10,353,239

		BANK LOANS(c) — 0.2%
		Ford Motor Corp., Term B1
Baa3	22	2.94%, 11/29/13	22,323
Baa3	171	2.94%, 12/29/13	170,963
		TXU Corp., Term Loan
B2	559	3.686%, 10/10/14	441,154

		TOTAL BANK LOANS (cost $739,115)	634,440

		CORPORATE BONDS — 32.1%
		Aerospace — 0.1%
		Goodrich Corp., Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	236,262

		Airlines — 0.1%
		UAL 1991 Equipment Trust AB, Equipment Trust(g)(i)
NR	627	10.85%, 02/19/15	303,289

		Automobile Manufacturers — 0.1%
		Daimler Finance North America LLC, Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	402,036

		Automotive Parts — 0.3%
		AutoZone, Inc., Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,295,986

		Computer Services & Software — 0.4%
		Electronic Data Systems LLC, Sr. Unsec’d. Notes
A2	1,200	6.00%, 08/01/13	1,316,790

Construction — 0.4%
Pulte Group, Inc., Gtd. Notes
B1	1,600	6.25%, 02/15/13	1,664,000

		Electronic Components
		General Electric Co., Sr. Unsec’d. Notes
Aa2	100	5.25%, 12/06/17	112,668

		Financial — Bank & Trust — 12.9%
		American Express Bank FSB, Sr. Unsec’d. Notes
A2	500	5.50%, 04/16/13	534,241
		Bank of America Corp., Sr. Unsec’d. Notes
A2	1,200	0.509%(c), 10/14/16	1,098,971
A2	800	7.625%, 06/01/19	942,921
		Sr. Unsec’d. Notes, MTN
A2	300	5.65%, 05/01/18	317,477
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)
Baa1	5,700	6.05%, 12/04/17	5,958,848
		CIT Group, Inc., Sec’d. Notes, 144A
B2	1,900	5.25%, 04/01/14	1,904,750
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	6,300	5.50%, 04/11/13	6,680,003
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands)
Aaa	4,200	4.50%, 01/11/21	4,443,919
		DnB NOR Boligkreditt, Covered Bonds, 144A (Norway)
Aaa	3,000	2.90%, 03/29/17	3,092,904
		Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)
A1	2,600	8.125%, 01/21/14	2,970,900
		Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
A1	300	6.15%, 04/01/18	330,498
A1	1,100	6.25%, 09/01/17	1,224,924
		Sr. Unsec’d. Notes, MTN
A1	400	0.653%(c), 07/22/15	381,690
		HSBC Bank USA NA, Sub. Notes
A1	1,900	4.875%, 08/24/20	1,912,673
		JPMorgan Chase & Co., Sr. Unsec’d. Notes
Aa3	400	4.25%, 10/15/20	398,983
		Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN
NR	3,500	5.625%, 01/24/13	945,000
NR	900	6.875%, 05/02/18	246,375
		Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN
Aa3	3,000	4.375%, 01/12/15	3,072,813
		Jr. Sub. Notes, 144A
Ba1	3,100	12.00%(c), 12/29/49	3,447,511
		Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom)
Aa3	5,100	5.625%, 08/24/20	5,172,772
		UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3	3,300	1.359%(c), 02/23/12	3,318,731

			48,396,904

		Financial Services — 8.3%
		Ally Financial, Inc., Gtd. Notes
B1	3,600	8.00%, 03/15/20	3,856,500
		Sr. Unsec’d. Notes
B1	100	8.00%, 11/01/31	107,691

		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa3	700	6.20%, 07/19/13	760,724
		CitiFinancial, Inc., Sr. Unsec’d. Notes
A3	400	6.625%, 06/01/15	442,007
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba2	2,000	5.625%, 09/15/15	2,126,466
Ba2	1,100	7.00%, 10/01/13	1,182,868
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aa2	1,700	0.547%(c), 06/20/14	1,663,848
		Sub. Notes, 144A
Aa3	GBP 300	6.50%(c), 09/15/67	487,509
		International Lease Finance Corp., Sr. Sec’d. Notes, 144A
Ba3	1,900	7.125%, 09/01/18	2,023,500
		Sr. Unsec’d. Notes
B1	EUR 1,300	1.795%(c), 08/15/11	1,864,919
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	800	5.571%, 10/04/12	827,304
A2	EUR 1,200	6.75%, 05/21/13	1,834,244
		Morgan Stanley, Sr. Unsec’d. Notes
A2	3,500	1.233%(c), 04/29/13	3,474,495
		Sr. Unsec’d. Notes, MTN
A2	1,800	5.75%, 10/18/16	1,955,648
A2	3,200	6.625%, 04/01/18	3,561,507
		Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	4,200	5.70%, 06/01/14	4,637,258
		Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN
B3	100	5.40%, 12/01/15	92,500

			30,898,988

		Insurance — 1.3%
		American International Group, Inc., Sr. Unsec’d. Notes
Baa1	2,300	8.25%, 08/15/18	2,726,179
		Sr. Unsec’d. Notes, MTN
Baa1	EUR 600	1.783%(c), 07/19/13	827,665
Baa1	1,400	5.85%, 01/16/18	1,483,653

			5,037,497

		Metals & Mining — 1.0%
		Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands)
BBB-(d)	3,600	5.75%, 01/30/21	3,667,500

		Oil, Gas & Consumable Fuels — 0.4%
		Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada)
Baa2	1,300	6.85%, 06/01/39	1,551,056

		Paper & Forest Products — 1.1%
		International Paper Co., Sr. Unsec’d. Notes
Baa3	3,600	5.25%, 04/01/16	3,961,422

		Pharmaceuticals — 0.7%
		Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa3	1,200	6.00%, 06/15/17	1,386,146

		Valeant Pharmaceuticals International, Gtd. Notes, 144A
Ba3	1,275	6.75%, 08/15/21	1,204,875

			2,591,021

		Pipelines — 0.1%
		El Paso Corp., Sr. Unsec’d. Notes, MTN
Ba3	300	7.80%, 08/01/31	355,853

		Printing & Publishing — 0.2%
		RR Donnelley & Sons Co., Sr. Unsec’d. Notes
Ba1	614	6.125%, 01/15/17	610,930

		Real Estate Investment Trust — 1.0%
		Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia)
Baa3	3,700	6.375%, 11/12/20	3,890,376

		Retail & Merchandising — 0.5%
		Limited Brands, Inc., Sr. Unsec’d. Notes
Ba2	1,900	6.90%, 07/15/17	2,052,000

		Telecommunications — 1.5%
		Embarq Corp., Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,730,698
Baa3	1,000	7.082%, 06/01/16	1,144,019
		Qwest Corp., Sr. Unsec’d. Notes
Baa3	1,500	7.625%, 06/15/15	1,725,000
		Sprint Capital Corp., Gtd. Notes
B1	1,000	8.375%, 03/15/12	1,037,500

			5,637,217

		Tobacco — 0.4%
		Altria Group, Inc., Gtd. Notes
Baa1	400	9.70%, 11/10/18	539,148
		Reynolds American, Inc., Gtd. Notes
Baa3	750	7.625%, 06/01/16	914,278

			1,453,426

		Transportation — 0.5%
		CSX Corp., Sr. Unsec’d. Notes
Baa3	1,600	6.25%, 03/15/18	1,887,501

		Utilities — 0.8%
		Ameren Illinois Co., Sr. Sec’d. Notes
Baa1	2,500	6.25%, 04/01/18	2,842,331

		TOTAL CORPORATE BONDS (cost $116,107,561)	120,165,053

		FOREIGN GOVERNMENT BONDS — 11.8%
		Australia Government, Sr. Unsec’d. Notes (Australia)
Aaa	AUD 7,000	4.75%, 06/15/16	7,779,555
Aaa	AUD 5,300	5.25%, 03/15/19	6,028,463
Aaa	AUD 3,900	5.50%, 12/15/13	4,391,364
Aaa	AUD 5,400	5.50%, 01/21/18	6,221,168
Aaa	AUD 2,100	6.00%, 02/15/17	2,470,144

Canadian Government, Bonds (Canada)
Aaa	CAD 9,900	1.50%, 03/01/12	10,388,343

Aaa	CAD 5,000	2.25%, 08/01/14	5,328,013
		Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Baa3	BRL 2,200	12.50%, 01/05/22	1,815,778

		TOTAL FOREIGN GOVERNMENT BONDS (cost $40,312,919)	44,422,828

		MUNICIPAL BONDS — 4.3%
		California — 0.2%
		East Bay Municipal Utility District Water System, Revenue Bonds
Aa1	600	5.874%, 06/01/40	652,434

		Illinois — 1.7%
		Chicago Transit Authority, Series A, Revenue Bonds
Aa3	700	6.899%, 12/01/40	787,885
		Chicago Transit Authority, Series B, Revenue Bonds
Aa3	800	6.899%, 12/01/40	900,440
		State of Illinois, General Obligation Unlimited
A1	4,700	2.766%, 01/01/12	4,728,717

			6,417,042

		Kentucky — 1.0%
		Kentucky State Property & Building Commission, Revenue Bonds
Aa3	800	4.303%, 11/01/19	821,704
Aa3	1,000	4.403%, 11/01/20	1,013,600
Aa3	1,900	5.373%, 11/01/25	1,953,447

			3,788,751

		New York — 1.4%
		New York City Transitional Finance Authority, Revenue Bonds
Aa1	1,400	4.725%, 11/01/23	1,507,352
Aa1	1,100	4.905%, 11/01/24	1,192,136
Aa1	1,100	5.075%, 11/01/25	1,196,217
		New York City Trust For Cultural Resources, Revenue Bonds
Aa2	1,500	5.125%, 07/01/31	1,515,855

			5,411,560

		TOTAL MUNICIPAL BONDS (cost $15,548,434)	16,269,787

		RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
		American Home Mortgage Assets, Series 2006-1, Class 2A1
Ca	1,052	0.377%(c), 05/25/46	588,172
		American Housing Trust, Series I, Class 5
AAA(d)	1	8.625%, 08/25/18	1,071
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1
Aaa	24	5.677%(c), 02/25/33	23,432
		Series 2005-4, Class 3A1
Caa2	1,141	5.223%(c), 08/25/35	937,168
		Series 2007-3, Class 1A1
CCC(d)	1,018	5.223%(c), 05/25/47	715,456
		Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2
Caa1	284	2.629%(c), 05/25/35	231,693

Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
B3	360	2.45%(c), 08/25/35	306,869

		Series 2007-10, Class 22AA
CCC(d)	990	5.662%(c), 09/25/37	646,654
		Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
Ca	1,136	0.396%(c), 07/20/46	483,427
		Series 2006-OA17, Class 1A1A
Ca	1,192	0.381%(c), 12/20/46	643,949
		FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	521	1.675%(c), 07/25/44	519,072
		Fosse Master Issuer PLC, Series 2011-1A, Class A2, 144A (United Kingdom)
Aaa	800	1.65%(c), 10/18/54	801,683
		Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
B(d)	1,199	2.921%(c), 10/25/33	994,387
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
BB(d)	3	1.928%(c), 01/25/32	2,438
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
B2	266	0.397%(c), 02/25/36	188,198
		Permanent Master Issuer PLC, Series 2011-1A, Class 1A1, 144A (United Kingdom)
Aaa	3,600	1.649%(c), 07/15/42	3,607,884
		Series 2011-1A, Class 1A3
Aaa	EUR 2,500	2.906%(c), 07/15/42	3,580,819
		Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
BB(d)	17	6.50%, 03/25/32	18,024
		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
Caa3	916	0.963%(c), 03/25/47	577,502
		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1
CCC(d)	1,130	2.747%(c), 03/25/36	987,107

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $16,363,897)	15,855,005

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 31.5%
		Federal Home Loan Mortgage Corp.
	23	2.573%(c), 01/01/24	23,767
	17	3.001%(c), 09/01/35	17,365
	17	5.50%, 06/01/31	18,289
	21	7.50%, 09/01/16-07/01/17	23,252
		Federal National Mortgage Assoc.
	74	1.923%(c), 01/01/20	77,035
	163	2.138%(c), 12/01/34	169,691
	2,000	3.00%, TBA	2,015,625
	998	3.50%, 03/01/41	977,443
	10,000	3.50%, TBA	10,279,688
	56	3.714%(c), 05/01/36	56,490
	32,276	4.00%, 05/01/13-04/01/41	33,141,991
	25,000	4.00%, TBA	26,195,313
	17,000	4.00%, TBA	17,265,625
	26,278	4.50%, 01/01/13-07/01/41	27,493,275
	7	5.50%, 07/01/32	7,196
		Government National Mortgage Assoc.
	70	2.125%, 10/20/26-11/20/29	72,600
	53	2.375%, 02/20/17-02/20/26	54,664
	50	2.625%, 07/20/22-07/20/27	50,155
	16	3.375%(c), 06/20/23	16,183

40	8.50%, 06/15/30-08/20/30	49,638

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $116,605,848)	118,005,285

	U.S. TREASURY OBLIGATIONS — 12.6%
	U.S. Treasury Bonds
2,400	3.875%, 08/15/40	2,294,251
3,100	4.375%, 02/15/38-05/15/41	3,229,788
4,200	7.50%, 11/15/24	6,106,405
1,700	7.625%, 11/15/22	2,451,720
	U.S. Treasury Inflationary Indexed Bonds, TIPS
6,700	1.125%, 01/15/21(h)(k)	7,454,494
1,800	2.125%, 02/15/41	2,188,409
	U.S. Treasury Notes
3,400	2.25%, 07/31/18	3,430,015
200	2.375%, 08/31/14	210,812
200	2.50%, 04/30/15	212,375
1,100	2.625%, 08/15/20	1,096,563
6,600	2.875%, 03/31/18(k)	6,969,191
11,200	3.125%, 05/15/21(h)	11,506,208

	TOTAL U.S. TREASURY OBLIGATIONS (cost $45,530,757)	47,150,231

	TOTAL LONG-TERM INVESTMENTS (cost $361,310,992)	372,855,868

	SHORT-TERM INVESTMENTS — 17.3%
	REPURCHASE AGREEMENTS(m) — 12.0%
5,000	Barclays Capital, Inc., 0.17%, dated 07/29/11, due 08/01/11 in the amount of $5,000,071	5,000,000
6,600	Citigroup Global Markets, Inc., 0.20%, dated 07/29/11, due 08/01/11 in the amount of $6,600,110	6,600,000
23,400	Deutsche Bank, 0.16%, dated 07/29/11, due 08/01/11 in the amount of $23,400,312	23,400,000
10,000	JPMorgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11 in the amount of $10,000,167	10,000,000

	TOTAL REPURCHASE AGREEMENTS (cost $45,000,000)	45,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 5.0%
	Federal Home Loan Mortgage Corp.
5,500	0.05%, 11/02/11	5,498,152
	Federal National Mortgage Assoc.
4,100	0.06%, 11/09/11	4,098,520
9,100	0.07%, 10/03/11-10/04/11	9,098,077

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,697,484)	18,694,749

	U.S. TREASURY OBLIGATIONS(n) — 0.3%
	U.S. Treasury Bills
111	0.175%, 08/11/11	110,999

969	0.175%, 08/18/11(h)(k)		968,967

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,079,961)		1,079,966

	TOTAL SHORT-TERM INVESTMENTS (cost $64,777,445)		64,774,715

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 116.8% (cost $426,088,437)(p)		437,630,583

NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN* — (0.1)%
	Call Options — (0.1)%
	90 Day Euro Dollar Futures,
41,000	expiring 09/19/11, Strike Price $99.38		(29,212)
	Interest Rate Swap Options,
5,600	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/11	Credit Suisse First Boston Corp.	(48,616)
	Option on forward 2 year swap rate,
25,500	expiring 11/14/11, Strike Price $—(q)	Morgan Stanley	(392,141)

			(469,969)

	Put Options
	90 Day Euro Dollar Futures,
41,000	expiring 09/25/11, Strike Price $99.38		(3,588)
	5 Year CDX North America IG 16,
7,700	expiring 09/21/11, Strike Price $1.20	Barclays Capital Group	(11,680)
10,300	expiring 12/21/11, Strike Price $1.20	Morgan Stanley	(39,395)
	Interest Rate Swap Options,
5,600	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Credit Suisse First Boston Corp.	(61)
3,500	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(7,513)
1,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(2,008)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(1,004)
200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	(1)
100	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	—
4,700	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(21)
1,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(2,627)

			(67,898)

	TOTAL OPTIONS WRITTEN (premiums received $526,288)		(537,867)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT — (4.7)%
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
9,000	4.00%, TBA		(9,109,687)
1,000	4.50%, TBA		(1,043,750)
7,000	5.50%, TBA		(7,585,157)

TOTAL SECURITIES SOLD SHORT (proceeds $17,616,094)	(17,738,594)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 112.0% (cost $407,946,055)	419,354,122
Other liabilities in excess of other assets(x) — (12.0)%	(44,786,034)

NET ASSETS — 100%	$374,568,088

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $426,967,433; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,663,150 (gross unrealized appreciation $15,788,260; gross unrealized depreciation $5,125,110). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
57	90 Day Euro Dollar	Sep. 2011	$14,196,563	$14,196,563	$—
433	90 Day Euro Dollar	Dec. 2011	107,500,675	107,714,163	213,488
116	90 Day Euro Dollar	Mar. 2012	28,741,338	28,844,851	103,513
6	90 Day Euro Dollar	Mar. 2014	1,454,550	1,475,250	20,700
168	90 Day Euro Euribor	Sep. 2011	59,276,572	59,369,342	92,770
47	2 Year Euro-Schatz	Sep. 2011	7,254,225	7,323,110	68,885
250	5 Year Euro-Bobl	Sep. 2011	41,915,798	42,931,144	1,015,346

					1,514,702

	Short Positions:
6	5 Year U.S. Treasury Notes	Sep. 2011	720,000	728,672	(8,672)
150	10 Year U.S. Treasury Notes	Sep. 2011	18,150,000	18,853,125	(703,125)

					(711,797)

					$802,905

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
Canadian Dollar,
Expiring 09/19/11	Citigroup Global Markets	CAD	6,503	$6,768,177	$6,798,184	$30,007
Expiring 09/19/11	Royal Bank of Canada	CAD	420	433,079	439,065	5,986
Chinese Yuan,
Expiring 09/14/11	Citigroup Global Markets	CNY	1,248	188,000	193,843	5,843
Expiring 09/14/11	Royal Bank of Scotland	CNY	776	117,000	120,455	3,455
Expiring 09/14/11	UBS Securities	CNY	1,863	281,000	289,297	8,297
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	457,452	(3,548)
Expiring 11/15/11	Deutsche Bank	CNY	2,589	391,000	402,545	11,545
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,182,156	3,936
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	498,569	2,816
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	970,451	2,177
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	683,036	2,750
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	475,022	2,610
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	472,490	2,304
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	454,753	2,252
Expiring 02/13/12	Deutsche Bank	CNY	1,677	258,269	261,508	3,239
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	1,914	300,000	298,522	(1,478)
Expiring 02/13/12	JPMorgan Chase	CNY	3,824	600,000	596,389	(3,611)
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	596,296	(3,704)
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	596,249	(3,751)
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	575,738	1,738
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	481,037	2,383
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	379,729	1,646
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	768,245	(1,943)
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	449,309	(3,713)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	625,817	(7,183)
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	470,548	(4,946)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,643	158,203	(1,440)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	456,741	(434)
Euro,
Expiring 10/19/11	Citigroup Global Markets	EUR	710	1,001,867	1,018,118	16,251
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	82,827	1,765,273	1,869,394	104,121

Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	50,713	1,122,952	1,144,580	21,628
Expiring 07/12/12	JPMorgan Chase	INR	133,539	2,873,045	2,869,372	(3,673)
Mexican Peso,
Expiring 11/18/11	Morgan Stanley	MXN	42,249	3,601,675	3,562,268	(39,407)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	80,103	2,794,924	2,787,745	(7,179)
Norwegian Krone,
Expiring 08/08/11	Deutsche Bank	NOK	21,617	4,098,942	4,012,335	(86,607)
Singapore Dollar,
Expiring 09/09/11	Deutsche Bank	SGD	1,000	811,623	830,572	18,949
Expiring 09/09/11	Deutsche Bank	SGD	400	324,844	332,229	7,385
Expiring 09/09/11	Goldman Sachs & Co.	SGD	1,000	812,223	830,572	18,349
Expiring 09/09/11	JPMorgan Chase	SGD	578	469,689	480,175	10,486
Expiring 09/09/11	Royal Bank of Canada	SGD	1,000	804,525	830,572	26,047
Expiring 09/09/11	UBS Securities	SGD	400	325,660	332,229	6,569
South Korean Won,
Expiring 08/12/11	JPMorgan Chase	KRW	8,368,888	7,620,897	7,929,614	308,717
Expiring 11/14/11	JPMorgan Chase	KRW	3,996,508	3,751,181	3,762,978	11,797

				$52,273,736	$52,744,402	$470,666

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
Australian Dollar,
Expiring 08/31/11	Citigroup Global Markets	AUD	148	$162,383	$161,841	$542
Expiring 08/31/11	Deutsche Bank	AUD	18,755	20,442,950	20,508,925	(65,975)
Brazilian Real,
Expiring 09/02/11	Barclays Capital Group	BRL	2,541	1,579,087	1,624,074	(44,987)
British Pound,
Expiring 09/13/11	UBS Securities	GBP	1,969	3,233,123	3,230,417	2,706
Canadian Dollar,
Expiring 09/19/11	Deutsche Bank	CAD	8,738	8,869,940	9,134,635	(264,695)
Expiring 09/19/11	Royal Bank of Canada	CAD	8,738	8,860,694	9,134,635	(273,941)
Expiring 09/19/11	Royal Bank of Canada	CAD	276	285,271	288,528	(3,257)
Chinese Yuan,
Expiring 09/14/11	Deutsche Bank	CNY	1,000	155,063	155,283	(220)
Expiring 09/14/11	UBS Securities	CNY	2,887	448,162	448,312	(150)
Euro,
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	4,941	6,898,871	7,085,238	(186,367)
Expiring 10/19/11	Morgan Stanley	EUR	4,942	6,886,677	7,086,672	(199,995)
Indian Rupee,
Expiring 08/12/11	JPMorgan Chase	INR	133,539	3,002,229	3,013,974	(11,745)
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	102,979	1,281,527	1,338,912	(57,385)
Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	17	5,576	5,807	(231)
Norwegian Krone,
Expiring 08/08/11	Citigroup Global Markets	NOK	12,108	2,195,977	2,247,367	(51,390)
South Korean Won,
Expiring 08/12/11	Barclays Capital Group	KRW	1,511,440	1,400,000	1,432,106	(32,106)
Expiring 08/12/11	JPMorgan Chase	KRW	3,996,508	3,771,536	3,786,736	(15,200)
Expiring 08/12/11	Royal Bank of Canada	KRW	1,360,296	1,260,000	1,288,895	(28,895)
Expiring 08/12/11	UBS Securities	KRW	1,500,644	1,390,000	1,421,877	(31,877)

				$72,129,066	$73,394,234	$(1,265,168)

(1)	Cash of $110,000 has been segregated to cover requirements for open forward foreign currency exchange contracts at July 31, 2011.
(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Goldman Sachs & Co. (2)	12/21/11	$	7,100	3.25%	3 month LIBOR	$(94,830)	$(2,128)	$(92,702)
Barclays Bank PLC(1)	12/15/17	AUD	1,900	5.50%	6 month Australian Bank Bill rate	23,035	(8,394)	31,429
Deutsche Bank(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	14,548	(4,718)	19,266
Barclays Bank PLC(1)	01/02/13	BRL	9,300	11.91%	Brazilian interbank lending rate	(60,160)	24,051	(84,211)
Barclays Bank PLC(1)	01/02/14	BRL	8,700	11.99%	Brazilian interbank lending rate	(84,508)	1,766	(86,274)
Barclays Bank PLC(1)	01/02/14	BRL	7,500	12.51%	Brazilian interbank lending rate	(8,569)	7,335	(15,904)
Goldman Sachs & Co. (1)	01/02/13	BRL	700	11.93%	Brazilian interbank lending rate	(4,418)	(983)	(3,435)
Goldman Sachs & Co. (1)	01/02/14	BRL	11,200	11.96%	Brazilian interbank lending rate	(114,218)	(4,067)	(110,151)
Merrill Lynch & Co.(1)	01/02/14	BRL	19,600	11.86%	Brazilian interbank lending rate	(221,709)	12,194	(233,903)
Morgan Stanley & Co.(1)	01/02/13	BRL	800	12.59%	Brazilian interbank lending rate	7,671	581	7,090
UBS AG(1)	01/02/13	BRL	11,700	12.51%	Brazilian interbank lending rate	(7,963)	(9,007)	1,044
Morgan Stanley & Co.(1)	03/05/13	MXN	37,200	6.50%	28 day Mexican interbank rate	37,804	(1,155)	38,959

						$(513,317)	$15,475	$(528,792)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Credit default swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Credit default swaps - Buy Protection (1):
Bank of America, N.A.	03/20/17	$600	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	$84,995	$—	$84,995
Bank of America, N.A.	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	13,480	—	13,480
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	16,720	—	16,720
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	39,199	10,354	28,845
Citigroup	12/20/15	4,500	5.00%	Dow Jones CDX HY15 5Y Index	(113,737)	(143,781)	30,044
Credit Suisse International	06/20/15	2,700	1.00%	Dow Jones CDX IG14 5Y Index	(30,527)	(22,498)	(8,029)
Deutsche Bank	06/20/16	1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	(2,281)	—	(2,281)
Deutsche Bank	06/20/18	2,033	1.50%	Dow Jones CDX IG10 10Y Index	(21,158)	(23,208)	2,050
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(11,970)	—	(11,970)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(10,590)	—	(10,590)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(13,149)	—	(13,149)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	172	—	172
Goldman Sachs & Co.	06/20/18	4,259	1.50%	Dow Jones CDX IG10 10Y Index	(44,332)	(115,740)	71,408
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(106,062)	—	(106,062)
Goldman Sachs & Co.	12/20/17	1,549	0.80%	Dow Jones CDX IG9 10Y Index	48,245	17,263	30,982
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	(86)	—	(86)
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	26,152	10,404	15,748
Morgan Stanley & Co.	06/20/18	11,035	1.50%	Dow Jones CDX IG10 10Y Index	(114,859)	(229,012)	114,153
Morgan Stanley & Co.	06/20/15	5,300	1.00%	Dow Jones CDX IG14 5Y Index	(59,923)	(44,621)	(15,302)
Morgan Stanley & Co.	12/20/15	1,300	1.00%	Dow Jones CDX IG15 5Y Index	(11,261)	(7,908)	(3,353)
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	57,291	27,973	29,318
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(3,695)	—	(3,695)
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(40,988)	—	(40,988)
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	(8)	—	(8)
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	15,666	—	15,666
UBS AG	06/20/15	1,400	1.00%	Dow Jones CDX IG14 5Y Index	(15,828)	(10,396)	(5,432)

					$(298,534)	$(531,170)	$232,636

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2011.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,353,239	$—
Bank Loans	—	634,440	—
Corporate Bonds	—	120,165,053	—
Foreign Government Bonds	—	44,422,828	—
Municipal Bonds	—	16,269,787	—
Residential Mortgage-Backed Securities	—	15,855,005	—
U.S. Government Agency Obligations	—	18,694,749	—
U.S. Government Mortgage-Backed Obligations	—	118,005,285	—
U.S. Treasury Obligations	—	48,230,197	—
Repurchase Agreements	—	45,000,000	—
Options Written	(32,800)	(112,926)	(392,141)
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(17,738,594)	—
Other Financial Instruments*
Futures	802,905	—	—
Forward foreign currency exchange contracts	—	(794,502)	—
Interest rate swap agreements	—	(528,792)	—
Credit default swap agreements	—	232,636	—

Total	$770,105	$418,688,405	$(392,141)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of July 31, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 89.4%
		ASSET-BACKED SECURITIES — 1.8%
		AMMC CDO, Series 2006-6A, Class A1A, 144A
Aaa	$ 500	0.482%(c), 05/03/18	$ 479,978
		Armstrong Loan Funding Ltd., Series 2008-1A, Class A, 144A
Aaa	198	0.823%(c), 08/01/16	196,970
		Ford Credit Auto Owner Trust, Series 2009-A, Class A3B
Aaa	733	2.687%(c), 05/15/13	737,252
		Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
B3	339	0.317%(c), 05/25/37	217,470
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	1,856	1.753%(c), 04/25/23	1,912,105

		TOTAL ASSET-BACKED SECURITIES (cost $3,605,716)	3,543,775

		BANK LOANS(c) — 1.3%
		AGFS Funding Co.
B2	800	5.50%, 05/28/17	781,875
		CIT Group, Inc., Term 3
Ba3	833	6.25%, 08/11/15	834,970
		HCA, Inc., Term B
Ba3	500	2.496%, 11/14/13	495,398
		International Lease Finance, Term B2
Ba3	500	7.00%, 03/17/16	501,875

		TOTAL BANK LOANS (cost $2,633,014)	2,614,118

		COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
		Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A
NR	1,142	1.937%(c), 11/15/15	1,060,243
		Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A
Aaa	1,084	3.156%, 07/10/46	1,098,921
		Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A
NR	600	5.695%(c), 09/15/40	667,664
		Series 2010-RR1, Class 3A, 144A
NR	600	5.624%(c), 06/10/49	662,652
		Series 2010-RR7, Class 2A, 144A
NR	700	5.467%(c), 09/18/39	767,613
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
Aaa	400	0.724%(c), 07/09/21	383,608

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,392,884)	4,640,701

		CORPORATE BONDS — 66.0%
		Airlines — 1.1%
		Delta Air Lines, Inc., Pass-Through Certificates
Baa2	377	6.20%, 07/02/18	397,364
BBB-(d)	500	7.111%, 03/18/13	503,750

		Southwest Airlines Co., First Mortgage, 144A
BBB(d)	750	10.50%, 12/15/11	773,692
		United Airlines, Inc., Equipment Trust(g)(i)
NR	940	10.85%, 02/19/15	454,934

			2,129,740

		Auto Manufactures — 1.2%
		Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands)
A3	2,300	1.625%, 08/12/13	2,323,929

		Building & Construction — 2.3%
		KB Home, Gtd. Notes
B2	4,800	5.875%, 01/15/15	4,548,000

		Chemicals — 1.1%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes
Baa3	1,200	2.50%, 02/15/16	1,210,890
		Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)
Baa1	800	5.25%, 05/15/14	887,400

			2,098,290

		Commercial Banks — 11.7%
		Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
Baa1	1,100	4.50%, 01/22/15	1,155,000
		Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
BBB-(d)	1,800	2.347%(c), 03/18/14	1,794,631
Baa1	300	4.25%, 01/14/16	304,140
		Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)
Aa3	1,200	1.501%(c), 04/20/12	1,201,075
Aa3	500	3.75%, 09/22/15	506,250
		Banco Votorantim Nassau, Sr. Notes, 144A (Brazil)
Baa2	800	3.308%(c), 03/28/14	801,944
		Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil)
Baa1	1,100	5.25%, 02/11/16	1,128,338
		Bank of America Corp., Sr. Unsec’d. Notes
A2	600	0.75%(c), 09/11/12	598,842
		Sr. Unsec’d. Notes, MTN
A2	2,000	0.577%(c), 09/15/14	1,929,274
		CIT Group, Inc., Sec’d. Notes, 144A
B2	400	5.25%, 04/01/14	401,000
		Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
A1	2,900	7.50%, 02/15/19	3,425,616
		Korea Development Bank, Sr. Unsec’d. Notes (South Korea)
A1	600	5.75%, 09/10/13	647,965
		Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)
Aa2	1,600	1.149%(c), 01/14/14	1,608,275
		Nykredit Realkredit A/S, Covered Bonds (Denmark)
Aaa	DKK 13,000	4.00%, 01/01/12	2,528,354
		Royal Bank of Scotland Group PLC (The), Sub. Notes (United Kingdom)
Ba2	1,100	5.05%, 01/08/15	1,084,581

		Gtd. Notes (United Kingdom)
Aa3	1,200	2.679%(c), 08/23/13	1,223,502
		Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway)
Aaa	1,200	1.25%, 10/25/14	1,203,414
		Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada)
Aaa	1,200	2.20%, 07/29/15	1,228,526

			22,770,727

		Diversified Financial Services — 16.8%
		Ally Financial, Inc., Gtd. Notes
B1	800	6.00%, 12/15/11	815,000
B1	1,500	6.25%, 12/01/17	1,528,355
		American Express Bank FSB, Sr. Unsec’d. Notes
A2	500	5.50%, 04/16/13	534,241
		American Express Credit Corp., Sr. Unsec’d. Notes, MTN
A2	1,800	5.875%, 05/02/13	1,935,265
		BNP Paribas Home Loan Covered Bonds SA, Covered Bonds, 144A (France)
Aaa	2,500	2.20%, 11/02/15	2,478,982
		BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	1,000	0.499%(c), 04/15/13	1,000,332
		Capital One Bank USA NA, Sub. Notes
Baa1	2,300	6.50%, 06/13/13	2,494,085
		Cie De Financement Foncier, Covered Bonds, 144A (France)
Aaa	2,500	1.625%, 07/23/12	2,518,100
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	1,200	5.50%, 04/11/13	1,272,382
A3	2,200	6.50%, 08/19/13	2,391,125
		Countrywide Financial Corp., Gtd. Notes, MTN
A2	700	0.708%(c), 05/07/12	699,289
A2	500	5.80%, 06/07/12	518,377
		Credit Agricole SA, Notes, 144A (France)
Aa1	600	0.623%(c), 02/02/12	598,514
		Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	750	3.50%, 03/23/15	780,750
Aa1	2,200	5.00%, 05/15/13	2,341,218
		DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland)
Aaa	1,200	0.95%(c), 07/16/13	1,199,650
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba2	200	7.50%, 08/01/12	209,480
Ba2	2,100	9.875%, 08/10/11	2,102,932
		General Electric Capital Corp., Sub. Notes, 144A
Aa3	EUR 1,000	5.50%(c), 09/15/67	1,323,821
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)
NR	1,800	2.85%, 12/23/24	472,500
A+(d)	600	5.625%, 01/24/13	162,000
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	1,400	6.15%, 04/25/13	1,494,574

		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,600	6.00%, 04/28/15	1,758,974
		Stadshypotek AB, Covered Bonds, 144A (Sweden)
Aaa	1,900	0.796%(c), 09/30/13	1,899,968

			32,529,914

		Electric — 2.3%
		CMS Energy Corp., Sr. Unsec’d. Notes
Ba1	1,200	4.25%, 09/30/15	1,251,600
		Dayton Power & Light Co. (The), First Mortgage
Aa3	500	5.125%, 10/01/13	543,372
		Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN
A2	2,300	5.30%, 05/01/18	2,642,976

			4,437,948

		Electric - Integrated — 1.0%
		Entergy Corp., Sr. Unsec’d. Notes
Baa3	1,200	3.625%, 09/15/15	1,234,068
		Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g)
Baa1	600	2.50%, 08/15/15	608,350

			1,842,418

		Electronics — 0.6%
		Agilent Technologies, Inc., Sr. Unsec’d. Notes
Baa2	1,200	2.50%, 07/15/13	1,223,135

		Financial - Bank & Trust — 4.7%
		Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)
Aa1	3,000	0.496%(c), 01/12/12	2,998,809
Aa1	2,000	0.652%(c), 03/05/13	1,994,596
Aa1	2,000	0.733%(c), 04/29/14	1,931,522
		Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa	2,200	0.699%(c), 01/14/13	2,203,263

			9,128,190

		Food — 0.6%
		WM Wrigley Jr. Co., Sec’d. Notes, 144A
Baa1	1,200	2.45%, 06/28/12	1,201,518

		Healthcare - Services — 0.3%
		HCA, Inc., Sr. Sec’d. Notes
Ba2	500	7.25%, 09/15/20	527,500

		Hotels — 0.4%
		MGM Resorts International, Sr. Sec’d. Notes
Ba3	700	9.00%, 03/15/20	778,750

		Insurance — 3.8%
		American International Group, Inc., Jr. Sub. Debs.
Baa2	500	8.175%(c), 05/15/68	545,000
		Sr. Unsec’d. Notes
Baa1	160	4.25%, 05/15/13	165,291
Baa1	300	8.25%, 08/15/18	355,588
		Sr. Unsec’d. Notes, 144A
Baa1	800	3.75%, 11/30/13	818,000

		MetLife, Inc., Sr. Unsec’d. Notes
A3	1,100	1.52%(c), 08/06/13	1,112,462
		Monumental Global Funding III, Sr. Sec’d. Notes, 144A
A1	1,000	0.423%(c), 01/25/13	990,325
		Ohio National Financial Services, Inc., Sr. Notes, 144A
Baa1	1,000	6.375%, 04/30/20	1,099,889
		Sun Life Financial Global Funding LP, Gtd. Notes, 144A
A1	2,200	0.496%(c), 10/06/13	2,183,540

			7,270,095

		Investment Company — 1.0%
		FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	2,000	0.62%(c), 06/13/13	1,998,428

		Media — 3.6%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A
Ba2	1,200	8.00%, 04/30/12	1,248,000
		NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A
Baa2	1,200	4.375%, 04/01/21	1,226,723
		Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	850	5.50%, 05/06/13	907,933
		Reed Elsevier Capital, Inc., Gtd. Notes
Baa1	800	7.75%, 01/15/14	916,693
		Vivendi SA, Sr. Unsec’d. Notes, 144A (France)
Baa2	2,500	5.75%, 04/04/13	2,674,298

			6,973,647

		Metals & Mining — 2.0%
		Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	1,200	2.15%, 09/27/13	1,217,095
		AngloGold Ashanti Holdings PLC, Gtd. Notes (United Kingdom)
Baa3	600	5.375%, 04/15/20	604,593
		CSN Resources SA, Gtd. Notes, 144A (Luxembourg)
Ba1	800	6.50%, 07/21/20	860,000
		Teck Resources Ltd., Gtd. Notes (Canada)
Baa2	1,200	4.50%, 01/15/21	1,237,560

			3,919,248

		Oil, Gas & Consumable Fuels — 4.7%
		Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada)
Baa2	1,100	4.50%, 09/15/14	1,205,036
		Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A
Baa2	400	4.00%, 07/15/15	425,705
Baa2	600	5.45%, 07/15/20	657,617
		Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)
Baa1	1,200	5.092%, 11/29/15	1,261,500
		Noble Holding International Ltd., Gtd. Notes (Cayman Islands)
Baa1	400	3.45%, 08/01/15	422,349
		Petrobras International Finance Co.,

		Gtd. Notes (Cayman Islands)
A3	800	7.875%, 03/15/19	985,613
A3	500	8.375%, 12/10/18	626,052
		Petroleos Mexicanos, Gtd. Notes (Mexico)
Baa1	1,200	5.50%, 01/21/21	1,280,400
		Shell International Finance BV, Gtd. Notes (Netherlands)
Aa1	1,200	3.10%, 06/28/15	1,280,605
		Total Capital SA, Gtd. Notes (France)
Aa1	1,000	3.00%, 06/24/15	1,058,514

			9,203,391

		Pipelines — 2.9%
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
Baa2	2,400	5.80%, 03/01/21	2,689,505
		NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A
Ba2	250	7.119%, 12/15/17	284,279
		Spectra Energy Capital LLC, Sr. Unsec’d. Notes
Baa2	1,075	5.50%, 03/01/14	1,179,536
		TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada)
A3	1,500	3.80%, 10/01/20	1,532,238

			5,685,558

		Real Estate Investment Trust — 0.7%
		Ventas Realty LP, Gtd. Notes
Baa2	1,200	6.75%, 04/01/17	1,284,450

		Software — 0.6%
		Oracle Corp., Sr. Notes, 144A
A1	1,200	3.875%, 07/15/20	1,241,492

		Telecommunications — 2.0%
		America Movil Sab de CV, Gtd. Notes (Mexico)
A2	600	3.625%, 03/30/15	639,073
		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
A2	675	5.55%, 02/01/14	745,362
		Rogers Communications, Inc., Gtd. Notes (Canada)
Baa2	1,680	6.375%, 03/01/14	1,900,011
		Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
Baa2	500	6.175%, 06/18/14	520,950

			3,805,396

		Tobacco — 0.6%
		Altria Group, Inc., Gtd. Notes
Baa1	1,000	8.50%, 11/10/13	1,155,982

		TOTAL CORPORATE BONDS (cost $126,217,469)	128,077,746

		FOREIGN GOVERNMENT BONDS — 3.7%
		Canadian Government, Bonds (Canada)
Aaa	CAD 600	2.75%, 09/01/16	649,139
		Norway Government, Bonds (Norway)
Aaa	NOK 3,000	6.50%, 05/15/13	598,183

		Republic of Panama, Sr. Unsec’d. Notes (Panama)
Baa3	1,500	9.375%, 04/01/29	2,252,670
		Republic of South Africa, Sr. Unsec’d. Notes (South Africa)
A3	750	5.875%, 05/30/22	840,000
		United Kingdom Gilt, Bonds (United Kingdom)
Aaa	GBP 1,600	3.75%, 09/07/20	2,809,626

		TOTAL FOREIGN GOVERNMENT BONDS (cost $6,136,140)	7,149,618

		MUNICIPAL BONDS — 3.0%
		California — 0.5%
		Tobacco Securitization Authority of Southern California, Revenue Bonds
Baa3	800	5.00%, 06/01/37	573,040
		University of California, Revenue Bonds
Aa2	325	5.035%, 05/15/21	326,771

			899,811

		Florida — 0.4%
		County of Broward Florida, Revenue Bonds
Aa2	800	6.206%, 10/01/30	828,856

		Illinois — 0.5%
		Illinois State Toll Highway Authority, Revenue Bonds
Aa3	1,000	5.293%, 01/01/24	1,021,260

		New York — 1.2%
		New York City Transitional Finance Authority, Revenue Bonds
Aa1	1,100	4.075%, 11/01/20	1,165,406
Aa1	1,200	5.008%, 08/01/27	1,213,668

			2,379,074

		West Virginia — 0.4%
		Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds
Baa3	935	7.467%, 06/01/47	692,732

		TOTAL MUNICIPAL BONDS (cost $5,986,702)	5,821,733

		RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.5%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5A
A3	173	2.403%(c), 02/25/45	151,342
		Bank of America Funding Corp., Series 2006-A, Class 1A1
Aaa	231	2.768%(c), 02/20/36	208,014
		BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A
NR	1,092	5.25%, 04/26/37	1,023,338
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2
B3	344	2.828%(c), 11/25/34	309,542
		Series 2004-8, Class 13A1
B3	728	3.133%(c), 11/25/34	579,733
		Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
Caa3	659	4.028%(c), 11/25/36	408,775
		Series 2006-6, Class 32A1
Caa3	603	4.516%(c), 11/25/36	345,743
		Citigroup Mortgage Loan Trust, Inc.,

		Series 2005-11, Class A2A
Aaa	225	2.67%(c), 12/25/35	204,937
		Series 2006-AR1, Class 1A1
CC(d)	1,300	2.66%(c), 10/25/35	1,046,159
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)	63	6.25%, 12/25/33	66,049
		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A
Aa3	119	6.50%(c), 01/25/34	120,044
		Series 2004-25, Class 1A1
B2	713	0.517%(c), 02/25/35	525,775
		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
Aaa	18	6.50%, 04/25/33	18,605
		EMF-NL, Series 2008-APRX, Class A2 (Netherlands)
Aa1	EUR 800	2.406%(c), 04/17/41	953,556
		Federal Home Loan Mortgage Corp., Series 2892, Class BL
Aaa	63	5.00%, 01/15/18	63,236
		Series 3346, Class FA
Aaa	1,470	0.417%(c), 02/15/19	1,470,093
		FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2
Aaa	241	7.00%, 10/25/43	273,969
		Series T-75, Class A1
Aaa	707	0.227%(c), 12/25/36	703,055
		Government National Mortgage Assoc., Series 1995-2, Class KQ
Aaa	52	8.50%, 03/20/25	59,353
		Series 2000-9, Class FG
Aaa	70	0.787%(c), 02/16/30	70,565
		Series 2000-9, Class FH
Aaa	103	0.687%(c), 02/16/30	103,388
		Series 2000-11, Class PH
Aaa	208	7.50%, 02/20/30	223,273
		Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom)
Aaa	143	0.286%(c), 12/20/54	136,878
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Caa2	388	0.417%(c), 06/25/45	237,296
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	322	2.78%(c), 09/25/35	301,861
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
B2	320	0.397%(c), 02/25/36	225,837
		MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A
A1	256	1.186%(c), 10/25/35	206,278
		NCUA Guaranteed Notes, Series 2010-R2, Class 1A
Aaa	1,999	0.555%(c), 11/06/17	2,000,055
		Sequoia Mortgage Trust, Series 10, Class 2A1
Aaa	369	0.946%(c), 10/20/27	324,446
		Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1
Baa2	117	0.437%(c), 07/19/35	79,629
		Structured Asset Securities Corp., Series 2001-21A, Class 1A1
BBB(d)	37	2.312%(c), 01/25/32	31,191
		Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
Baa2	282	1.663%(c), 06/25/42	225,509
		Series 2002-AR9, Class 1A

B2	16	1.663%(c), 08/25/42	13,734

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,059,028)	12,711,258

		U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
		Small Business Administration Participation Certificates, Series 2008-20A, Class 1
	172	5.17%, 01/01/28	190,708
		Series 2008-20D, Class 1
	359	5.37%, 04/01/28	403,780

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $558,371)	594,488

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.5%
		Federal National Mortgage Assoc.
	99	2.32%(c), 07/01/25	100,128
	2,000	3.50%, TBA	1,955,625
	57	3.625%(c), 08/01/24	58,956
	5	5.077%(c), 12/01/30	5,330
		Government National Mortgage Assoc.
	49	2.125%, 10/20/24-12/20/26	51,035
	296	2.25%(c), 03/20/30	306,265
	50	2.375%, 01/20/24-02/20/26	51,486
	45	2.50%(c), 02/20/25	46,478
	158	2.625%, 08/20/26-07/20/30	164,301
	168	3.375%, 05/20/23-06/20/27	174,473

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,866,858)	2,914,077

		U.S. TREASURY OBLIGATION — 2.9%
		U.S. Treasury Note (cost $5,479,776)
	5,500	1.50%, 07/31/16	5,533,495

		TOTAL LONG-TERM INVESTMENTS (cost $171,935,958)	173,601,009

		SHORT-TERM INVESTMENTS — 11.9%
		REPURCHASE AGREEMENTS(m) — 8.9%
	5,000	Barclays Capital, Inc., 0.17%, dated 07/29/11, due 08/01/11 in the amount of $5,000,071	5,000,000
	12,300	Deutsche Bank Securities, Inc., 0.16%, dated 07/29/11, due 08/01/11 in the amount of $12,300,164	12,300,000

		TOTAL REPURCHASE AGREEMENTS (cost $17,300,000)	17,300,000

		CERTIFICATE OF DEPOSITS(n) — 2.3%
		Banco do Brasil SA (Brazil)
	2,200	2.265%(c), 02/14/14	2,197,325
		Itau Unibanco
	2,200	1.65%, 02/06/12	2,184,042

		TOTAL CERTIFICATES OF DEPOSIT (cost $4,381,252)	4,381,367

		U.S. TREASURY OBLIGATIONS(n) — 0.7%
		U.S. Treasury Bills
	95	0.021%, 08/25/11	94,999
	280	0.07%, 08/18/11(k)	279,991
	436	0.07%, 09/15/11(k)	435,995
	157	0.075%, 08/18/11(k)	156,994
	27	0.09%, 10/06/11	26,996
	25	0.123%, 08/25/11	25,000
	181	0.126%, 08/18/11(k)	180,990
	63	0.133%, 09/15/11(k)	62,999
	31	0.158%, 09/15/11(k)	30,999

23	0.175%, 08/18/11(k)		23,000

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,317,927)		1,317,963

	TOTAL SHORT-TERM INVESTMENTS (cost $22,999,179)		22,999,330

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.3% (cost $194,935,137)(p)		196,600,339

NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN*
	Put Options
	Interest Rate Swap Options,
9,000	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(19,320)
5,400	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(9,036)
3,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(5,020)
5,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(8,534)
1,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(1,673)
3,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(7,006)
700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(1,533)
16,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(35,685)

	TOTAL OPTIONS WRITTEN (premiums received $366,885)		(87,807)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.3% (cost $194,568,252)		196,512,532
	Other liabilities in excess of other assets(x) — (1.3)%		(2,513,388)

	NET ASSETS — 100%		$193,999,144

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
SLM	Student Loan Mortgage
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $196,237,295; accordingly, net unrealized appreciation on investments for federal income tax purposes was $363,044(gross unrealized appreciation $5,231,321; gross unrealized depreciation $4,868,277). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation(1)(2)
	Long Positions:
167	90 Day Euro Dollar	Sep. 2013	$41,021,462	$41,263,612	$242,150
165	90 Day Euro Dollar	Dec. 2013	40,536,375	40,670,438	134,063
208	90 Day Euro Dollar	Mar. 2014	50,962,675	51,142,000	179,325
148	90 Day Euro Dollar	Jun. 2014	36,122,976	36,293,300	170,324
82	90 Day Euro Dollar	Mar. 2016	19,626,700	19,758,925	132,225
64	90 Day Sterling	Mar. 2013	12,893,864	12,962,148	68,284
120	90 Day Sterling	Jun. 2013	24,232,625	24,269,558	36,933

					$963,304

(1)	Cash of $3,000 and U.S. Treasury Securities with a market value of $554,171 has been segregated to cover requirements for open futures contracts at July 31, 2011.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/03/11	Citigroup Global Markets	AUD	70	$76,916	$76,847	$(69)
Brazilian Real,
Expiring 09/02/11	Hong Kong & Shanghai Bank	BRL	3,091	1,877,363	1,975,843	98,480
Chinese Yuan,
Expiring 09/14/11	Baring Securities	CNY	13,237	2,000,000	2,055,483	55,483
Expiring 11/15/11	Barclays Capital Group	CNY	536	83,424	83,332	(92)
Expiring 11/15/11	Citigroup Global Markets	CNY	3,227	496,656	501,631	4,975
Expiring 11/15/11	JPMorgan Chase	CNY	1,318	205,200	204,910	(290)

Expiring 11/15/11	JPMorgan Chase	CNY	677	105,161	105,193	32
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,512	2,293,615	(2,897)
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	317,531	(1,754)
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	898,009	2,332
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	72,001	1,580,000	1,625,051	45,051
Expiring 08/12/11	Barclays Capital Group	INR	48,160	1,026,428	1,086,970	60,542
Expiring 08/12/11	BNP Paribas	INR	22,728	500,000	512,959	12,959
Expiring 08/12/11	Deutsche Bank	INR	6,500	139,038	146,705	7,667
Expiring 07/12/12	JPMorgan Chase	INR	94,534	2,033,874	2,031,274	(2,600)
Indonesian Rupiah,
Expiring 10/31/11	Citigroup Global Markets	IDR	11,184,000	1,200,000	1,299,366	99,366
Expiring 10/31/11	Deutsche Bank	IDR	10,736,100	1,185,000	1,247,328	62,328
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	8,616,000	953,625	967,859	14,234
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	300	96,665	100,976	4,311
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,141	100,976	3,835
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,482	100,976	3,494
Expiring 08/11/11	Citigroup Global Markets	MYR	2,967	1,000,000	998,657	(1,343)
Expiring 08/11/11	Citigroup Global Markets	MYR	600	195,014	201,953	6,939
Expiring 08/11/11	Citigroup Global Markets	MYR	590	190,685	198,587	7,902
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,143	168,294	6,151
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,276	100,976	3,700
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	576	187,230	193,942	6,712
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	100,976	3,621
Expiring 04/23/12	JPMorgan Chase	MYR	6,278	2,069,832	2,073,636	3,804
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	34,164	1,200,000	1,188,983	(11,017)
Expiring 01/11/12	Goldman Sachs & Co.	TWD	27,500	970,000	957,044	(12,956)
Norwegian Krone,
Expiring 08/08/11	Deutsche Bank	NOK	15,942	3,022,867	2,958,997	(63,870)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	43,020	992,044	1,001,993	9,949
Singapore Dollar,
Expiring 09/09/11	Barclays Capital Group	SGD	300	234,636	249,171	14,535
Expiring 09/09/11	Citigroup Global Markets	SGD	400	312,525	332,229	19,704
Expiring 09/09/11	Citigroup Global Markets	SGD	300	234,822	249,172	14,350
Expiring 09/09/11	Deutsche Bank	SGD	400	313,640	332,229	18,589
Expiring 09/09/11	JPMorgan Chase	SGD	480	376,799	398,515	21,716
Expiring 09/09/11	JPMorgan Chase	SGD	400	312,714	332,229	19,515
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,071	83,057	4,986
Expiring 09/09/11	Royal Bank of Scotland	SGD	400	311,108	332,229	21,121
Expiring 09/09/11	Royal Bank of Scotland	SGD	400	314,169	332,229	18,060
South Korean Won,
Expiring 08/12/11	Citigroup Global Markets	KRW	2,442,546	2,172,118	2,314,340	142,222
Expiring 08/12/11	Citigroup Global Markets	KRW	1,079,200	1,000,000	1,022,554	22,554
Expiring 11/14/11	JPMorgan Chase	KRW	3,520,993	3,304,855	3,315,248	10,393

				$36,415,350	$37,170,074	$754,724

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/03/11	Citigroup Global Markets	AUD	70	$77,116	$76,847	$269

Expiring 08/31/11	Citigroup Global Markets	AUD	70	76,645	76,546	99
Expiring 08/31/11	Deutsche Bank	AUD	68	74,120	74,359	(239)
Brazilian Real,
Expiring 09/02/11	Barclays Capital Group	BRL	3,117	1,937,193	1,992,382	(55,189)
British Pound,
Expiring 08/03/11	Barclays Capital Group	GBP	40	65,320	65,654	(334)
Expiring 08/04/11	Barclays Capital Group	GBP	30	49,033	49,240	(207)
Expiring 09/13/11	Citigroup Global Markets	GBP	1,652	2,650,363	2,710,335	(59,972)
Expiring 09/13/11	Royal Bank of Canada	GBP	40	64,225	65,626	(1,401)
Expiring 09/13/11	UBS Securities	GBP	27	44,334	44,297	37
Canadian Dollar,
Expiring 09/19/11	Royal Bank of Canada	CAD	619	638,276	647,098	(8,822)
Chinese Yuan,
Expiring 09/14/11	Barclays Capital Group	CNY	5,581	860,000	866,604	(6,604)
Expiring 09/14/11	Deutsche Bank	CNY	2,000	310,125	310,566	(441)
Expiring 09/14/11	UBS Securities	CNY	5,656	878,020	878,313	(293)
Danish Krone,
Expiring 08/08/11	Citigroup Global Markets	DKK	247	49,031	47,628	1,403
Expiring 01/03/12	Hong Kong & Shanghai Bank	DKK	13,317	2,328,671	2,559,213	(230,542)
Euro,
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	2,234	3,119,223	3,203,486	(84,263)
Expiring 10/19/11	Morgan Stanley	EUR	2,235	3,114,473	3,204,920	(90,447)
Indian Rupee,
Expiring 08/12/11	Citigroup Global Markets	INR	27,421	592,500	618,889	(26,389)
Expiring 08/12/11	JPMorgan Chase	INR	94,534	2,125,325	2,133,639	(8,314)
Expiring 08/12/11	JPMorgan Chase	INR	27,433	592,500	619,156	(26,656)
Indonesian Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	12,206,100	1,380,000	1,418,114	(38,114)
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	354,780	4,415,075	4,612,777	(197,702)
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	455	150,000	153,282	(3,282)
Expiring 08/11/11	JPMorgan Chase	MYR	6,278	2,089,118	2,113,033	(23,915)
Mexican Peso,
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	44	3,692	3,681	11
Norwegian Krone,
Expiring 08/08/11	Hong Kong & Shanghai Bank	NOK	8,526	1,580,469	1,582,512	(2,043)
Expiring 08/08/11	Royal Bank of Canada	NOK	7,756	1,434,384	1,439,593	(5,209)
Expiring 08/08/11	Royal Bank of Canada	NOK	2,899	536,137	538,084	(1,947)
Singapore Dollar,
Expiring 09/09/11	Goldman Sachs & Co.	SGD	466	370,000	387,151	(17,151)
South Korean Won,
Expiring 08/12/11	JPMorgan Chase	KRW	3,520,993	3,322,788	3,336,179	(13,391)
Expiring 08/12/11	JPMorgan Chase	KRW	754	686	714	(28)

				$34,928,842	$35,829,918	$(901,076)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)			Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Barclays Bank PLC(2)	01/15/21	$		2,300	2.68%	US CPI Urban Consumers	$(104,836)	$—	$(104,836)
Deutsche Bank(2)	06/15/31			900	4.00%	3 month LIBOR	(50,959)	30,647	(81,606)
Barclays Bank PLC(1)	12/15/20		AUD	2,900	6.00%	6 month Australian Bank Bill rate	119,088	2,207	116,881
Barclays Bank PLC(1)	12/15/21		AUD	1,500	5.75%	6 month Australian Bank Bill rate	24,563	(15,755)	40,318
Citigroup(1)	12/15/20		AUD	1,700	6.00%	6 month Australian Bank Bill rate	69,811	(13,366)	83,177
Morgan Stanley & Co.(1)	01/02/14		BRL	14,100	11.89%	Brazilian interbank lending rate	(155,278)	(39,452)	(115,826)

							$(97,611)	$(35,719)	$(61,892)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest contract risk exposure as of July 31, 2011.

Credit default swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at July 31, 2011 (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on corporate and/or sovereign issues - Sell Protection(1):
Bank of America, N.A.	06/20/12	$200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	0.534%	$(26)	$—	$(26)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.342%	139	—	139
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	0.239%	220	—	220
Barclays Bank PLC	03/20/13	2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.423%	26,583	—	26,583
Barclays Bank PLC	03/20/16	2,500	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.963%	6,079	1,922	4,157
Citigroup	09/20/11	1,400	1.00%	BP Capital Markets, 4.20%, due 06/15/18	0.119%	3,399	(1,128)	4,527
Citigroup	03/20/16	2,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.077%	(5,800)	(24,605)	18,805
Citigroup	09/20/11	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.152%	(663)	(258)	(405)
Citigroup	09/20/11	2,900	0.25%	United Kingdom Treasury, 4.25%, due 06/07/32	0.102%	679	(50)	729
Credit Suisse International	12/20/11	700	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.020%	3,095	1,223	1,872
Credit Suisse International	06/20/15	800	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.630%	138,073	9,354	128,719
Deutsche Bank	12/20/11	1,000	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.020%	4,478	1,757	2,721
Deutsche Bank	06/20/12	1,200	5.00%	MetLife, Inc., 5.00%, due 06/15/15	0.404%	56,998	18,982	38,016
Goldman Sachs	06/20/15	700	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.630%	120,813	16,538	104,275
Goldman Sachs	03/20/16	600	1.00%	Japan Gov’t. Series 55, 2.00%, due 03/21/22	0.842%	4,903	4,073	830
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	0.312%	186	—	186
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.310%	5	—	5
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	0.723%	6,699	—	6,699
Morgan Stanley & Co.	03/20/16	100	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.131%	(8,986)	(10,975)	1,989
Morgan Stanley & Co.	03/20/16	1,200	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.131%	(107,832)	(157,396)	49,564

						$249,042	$(140,563)	$389,605

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)
Credit default swaps - Buy Protection(2):
Bank of America, N.A.	6/20/2016	$5,300	5.00%	Dow Jones CDX HY16 5Y Index	$(44,315)	$(140,151)	$95,836
Deutsche Bank	3/20/2015	4,000	5.00%	KB Home, 5.75%, due 02/01/14	86,520	(223,938)	310,458

					$42,205	$(364,089)	$406,294

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2011.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,543,775	$—
Bank Loans	—	2,614,118	—
Commercial Mortgage-Backed Securities	—	4,640,701	—
Corporate Bonds	—	128,077,746	—
Foreign Government Bonds	—	7,149,618	—
Municipal Bonds	—	5,821,733	—
Residential Mortgage-Backed Securities	—	11,687,920	1,023,338
U.S. Government Agency Obligations	—	594,488	—
U.S. Government Mortgage-Backed Obligations	—	2,914,077	—
U.S. Treasury Obligations	—	6,851,458	—
Repurchase Agreements	—	17,300,000	—
Certificate of Deposits	—	4,381,367	—
Options Written	—	(87,807)	—
Other Financial Instruments*
Futures	963,304	—	—
Forward foreign currency exchange contracts	—	(146,352)	—
Interest rate swap agreements	—	(61,892)	—
Credit default swap agreements	—	795,899	—

Total	$963,304	$196,076,849	$1,023,338

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 10/31/10	$473,796	$1,904,507	$—
Accrued discounts/premiums	—	—	(1,707)
Realized gain (loss)	—	—	216
Change in unrealized appreciation (depreciation)	—	—	10,244
Purchases	—	—	1,014,585
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(473,796)	(1,904,507)	—

Balance as of 7/31/11	$—	$—	$1,023,338

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Commercial Mortgage-Backed securities and one Asset-Backed security transferred out of Level 3 as a result of being priced by a vendor.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of July 31, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 143.7%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 117.9%
	Federal Home Loan Mortgage Corp.
$3,800	4.00%, TBA	$ 3,859,375
3,200	4.50%, TBA	3,336,000
2,301	5.00%, 10/01/35	2,466,684
752	6.00%, 01/01/15-02/01/21	816,989
70	6.50%, 01/01/18-06/01/22	78,680
20	7.50%, 06/01/28	23,190
2	8.50%, 04/01/18	2,794
17	11.50%, 03/01/16	19,984
	Federal National Mortgage Assoc.
300	3.50%, TBA	293,344
1,645	4.35%, 07/01/20	1,758,391
1,334	4.50%, 05/01/35	1,404,493
500	4.50%, TBA	521,875
1,074	4.57%, 06/01/20	1,162,852
2,653	5.00%, 11/01/18-08/01/35	2,849,070
302	5.00%, 07/01/33-09/01/34(k)	324,216
890	5.50%, 06/01/33-05/01/36	971,793
1,000	5.50%, TBA	1,083,437
600	5.50%, TBA	650,156
477	6.00%, 04/01/14-12/01/39	524,467
27	6.029%, 03/01/12	27,102
483	6.50%, 05/01/14-08/01/17	514,504
400	6.50%, TBA	443,562
2	7.00%, 05/01/12-07/01/12	1,855
15	8.00%, 09/01/22-12/01/22	16,922
3	9.75%, 11/01/16	2,592
	Government National Mortgage Assoc.
5,500	4.00%, TBA	5,685,625
500	4.50%, TBA	532,812
2,300	5.50%, TBA	2,544,016
112	6.00%, 07/15/24-08/15/24	125,652
2,700	6.00%, TBA	3,011,343
1,162	6.50%, 06/15/23-12/15/35	1,317,138
968	7.00%, 11/15/31-11/15/33	1,126,141
15	7.50%, 07/20/17-12/20/23	17,356
248	8.00%, 03/15/17-11/15/30	271,213
34	8.25%, 06/20/17-07/20/17	37,701
37	8.50%, 04/20/17	42,538
41	9.00%, 01/15/20	48,989
— (r)	9.50%, 06/15/20	567

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $36,492,356)		37,915,418

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 24.0%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
232	2.69%(c), 03/25/36	156,015
	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7
200	5.50%, 01/25/36	191,501
	Series 2005-85CB, Class 2A2
462	5.50%, 02/25/36	369,751
	Series 2005-J11, Class 1A3
634	5.50%, 11/25/35	580,313
	Series 2007-HY5R, Class 2A1A
446	5.544%(c), 03/25/47	443,809
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3

435	6.25%, 09/25/36	420,596
	Series 2006-J2, Class 1A6
88	6.00%, 04/25/36	75,344
	Federal Home Loan Mortgage Corp., Series 74, Class F
12	6.00%, 10/15/20	13,398
	Series 83, Class Z
2	9.00%, 10/15/20	2,414
	Series 186, Class E
20	6.00%, 08/15/21	22,189
	Series 1058, Class H
6	8.00%, 04/15/21	6,760
	Series 1116, Class I
5	5.50%, 08/15/21	5,099
	Series 1120, Class L
25	8.00%, 07/15/21	28,567
	Series 2809, Class UC
425	4.00%, 06/15/19	452,531
	Series 2995, Class ST, IO
710	6.564%(c), 05/15/29	135,593
	Series 3279, Class SD, IO
2,194	6.244%(c), 02/15/37	349,832
	Series 3309, Class SC, IO
1,979	6.264%(c), 04/15/37	324,018
	Series 3787, Class AY
285	3.50%, 01/15/26	278,929
	Series 3840, Class HB
330	3.50%, 04/15/26	317,084
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5
154	7.50%, 02/25/42	184,364
	Federal National Mortgage Assoc., Series 56, Class 1
8	6.00%, 04/01/19	8,491
	Series 1988-19, Class J
8	8.50%, 07/25/18	9,578
	Series 1990-10, Class L
3	8.50%, 02/25/20	3,980
	Series 1990-108, Class G
8	7.00%, 09/25/20	9,506
	Series 1991-21, Class J
8	7.00%, 03/25/21	8,659
	Series 1992-113, Class Z
16	7.50%, 07/25/22	18,169
	Series 1993-223, Class ZA
208	6.50%, 12/25/23	238,598
	Series 2001-51, Class QN
161	6.00%, 10/25/16	173,225
	Series 2003-33, Class PT
93	4.50%, 05/25/33	100,497
	Series 2007-22, Class SD, IO
1,346	6.213%(c), 03/25/37	222,105
	Series 2011-67, Class BE
285	3.50%, 07/25/26	276,022
	Series G14, Class L
11	8.50%, 06/25/21	12,810
	Series G92-24, Class Z
11	6.50%, 04/25/22	12,538
	Series G92-59, Class D
58	6.00%, 10/25/22	64,206
	Series G94-4, Class PG
192	8.00%, 05/25/24	220,989
	First Boston Mortgage Securities Corp., Series B, Class I-O, IO
25	8.985%, 04/25/17	3,327
	Series B, Class P-O, PO
25	1.00%(s), 04/25/17	24,917
	Government National Mortgage Assoc.,

	Series 2006-35, Class LO, PO
98	5.40%(s), 07/20/36	83,253
	Series 2006-38, Class XS, IO
876	7.064%(c), 09/16/35	171,748
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2
84	2.858%(c), 04/25/35	72,552
	Series 2007-AR1, Class 2A1
258	5.304%(c), 03/25/47	179,034
	Series 2007-AR2, Class 1A1
248	5.437%(c), 05/25/47	168,640
	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3
341	5.50%, 06/25/37	307,385
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4
21	2.468%(c), 07/25/34	21,159
	Series 2007-12, Class 3A22
191	6.00%, 08/25/37	164,858
	Residential Asset Securitization Trust, Series 2004-A3, Class A7
625	5.25%, 06/25/34	634,200
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2
171	2.735%(c), 07/25/36	142,224

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,076,398)	7,710,777

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.8%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2
559	5.286%(c), 06/11/41 (cost $454,261)	581,521

	TOTAL LONG-TERM INVESTMENTS (cost $44,023,015)	46,207,716

SHORT-TERM INVESTMENTS — 24.8%
SHARES
AFFILIATED MONEY MARKET MUTUAL FUND
7,976,949	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,976,949)(w)	7,976,949

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 168.5% (cost $51,999,964)(p)	54,184,665

PRINCIPAL AMOUNT (000)#
SECURITY SOLD SHORT — (9.5)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.,
$ 3,000	4.00%, TBA (proceeds $2,986,875)	(3,046,875)

	TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 159.0% (cost $49,013,089)	51,137,790
	Other liabilities in excess of other assets(x)—(59.0)%	(18,981,581)

	NET ASSETS — 100%	$ 32,156,209

The following abbreviations are used in the Portfolio descriptions:

IO	Interest Only
PO	Principal Only
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2011.
(p)	The United States federal income tax basis of the Schedule of Investments was $52,000,046; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,184,619 (gross unrealized appreciation $2,693,015; gross unrealized depreciation $508,396). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13	90 Day Euro Dollar	Sep. 2011	$3,239,275	$3,237,812	$(1,463)
14	10 Year U.S. Treasury Notes	Sep. 2011	1,743,032	1,759,625	16,593

					15,130

	Short Positions:
33	2 Year U.S. Treasury Notes	Sep. 2011	7,251,219	7,257,422	(6,203)
13	5 Year U.S. Treasury Notes	Sep. 2011	1,555,311	1,578,789	(23,478)

					(29,681)

					$(14,551)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(2)
Goldman Sachs (1)	06/24/20	$2,250	5.37%	3 Month LIBOR	$(105,989)	$—	$(105,989)
Goldman Sachs (1)	05/26/12	5,500	1.21%	3 Month LIBOR	(44,583)	—	(44,583)

					$(150,572)	$—	$(150,572)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreement outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)
Goldman Sachs	01/12/39	$891	Receive fixed rate payments on IOS.FN30.550.08 Index and pay variable payments on the one month LIBOR.	$5,648	$(4,039)	$9,687

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage - Backed Obligations	$—	$37,915,418	$—
Residential Mortgage - Backed Securities	—	7,710,777	—
Commerical Mortgage - Backed Security	—	581,521	—
Affiliated Money Market Mutual Fund	7,976,949	—	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(3,046,875)	—
Other Financial Instruments*
Futures	(14,551)	—	—
Interest rate swap agreements	—	(150,572)	—
Total return swap agreement	—	9,687	—

Total	$7,962,398	$43,019,956	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality held by the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the Portfolios, which mature in more than 60 days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.